UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 4.6%
ABS Other - 4.6%
Bedford Row Funding Corp.,
0.32%, 9/15/14	$15,000	$14,974
0.30%, 10/20/14	35,000	34,932
Collateralized Commercial Paper II,
0.22%, 3/25/14	54,000	53,992
0.30%, 6/9/14	44,880	44,843
Collateralized Commercial Paper LLC,
0.29%, 7/14/14	54,215	54,156
Concord Minutemen Capital Co. LLC,
0.19%, 3/6/14	46,000	45,999
Crown Point Capital Co. LLC,
0.20%, 3/5/14	44,000	43,999
Fairway Finance Co. LLC,
0.15%, 5/7/14	27,000	26,992
Kells Funding LLC,
0.23%, 3/3/14	17,925	17,925
0.21%, 3/7/14(1)	11,000	11,001
0.15%, 5/13/14	51,415	51,399
0.21%, 7/29/14	44,000	43,961
0.20%, 7/30/14	21,000	20,982
Liberty Street Funding LLC,
0.19%, 5/19/14	7,000	6,997

		472,152

Total ABS Commercial Paper (Cost $472,152)		472,152

ASSET-BACKED SECURITIES - 1.5%
Car Loan - 1.5%
Fifth Third Auto Trust, Series 2014-1, Class A1,
0.20%, 3/16/15	33,000	33,000
Ford Credit Auto Owner Trust, Series 2013-D, Class A1,
0.24%, 12/15/14(2) (3)	8,857	8,857
Honda Auto Receivables Owner Trust, Series 2013-3, Class A1,
0.22%, 8/15/14	10,061	10,061
Honda Auto Receivables Owner Trust, Series 2014-1, Class A1,
0.19%, 3/23/15	39,115	39,115
Hyundai Auto Receivables Trust, Series 2014-A, Class A1,
0.20%, 2/17/15	35,000	35,000
Nissan Auto Receivables Owner Trust, Series 2013-B,
0.21%, 8/15/14	2,158	2,158
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A1,
0.19%, 2/17/15	30,000	30,000

		158,191

Total Asset-Backed Securities (Cost $158,191)		158,191

CERTIFICATES OF DEPOSIT - 31.1%
Banking - 31.1%
Bank of America N.A.,
0.21%, 3/3/14	54,000	54,000
Bank of America N.A., New York Branch,
0.21%, 7/1/14	80,000	80,000
Bank of Montreal, London Branch,
0.25%, 3/5/14	43,000	43,000
Bank of Nova Scotia, Houston,
0.19%, 3/3/14, FRCD(1)	75,000	75,000
0.23%, 3/3/14, FRCD(1)	41,000	41,000
0.25%, 3/3/14, FRCD(1)	80,000	80,000
0.17%, 3/6/14, FRCD(1)	30,000	30,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.25%, 5/15/14	80,000	80,000
0.25%, 7/8/14	90,000	90,000
Bank Tokyo-Mitsubishi UFJ Financial Group, Inc.,
0.25%, 8/11/14	43,000	43,000
BNP Paribas S.A., Chicago Branch,
0.23%, 3/10/14	78,000	78,000
0.23%, 5/21/14	51,000	51,000
BNP Paribas S.A., New York Branch,
0.32%, 4/21/14	49,000	49,007
Chase Bank USA N.A.,
0.25%, 4/25/14	53,125	53,133
Citibank N.A., New York Branch,
0.25%, 9/2/14	106,000	106,000
Commonwealth Bank of Australia, London,
0.24%, 5/7/14, FRCD(1)	60,000	60,000
Credit Agricole S.A., London,
0.24%, 3/19/14	32,000	32,000
0.23%, 5/6/14	55,000	55,000
Credit Suisse, New York,
0.21%, 4/4/14	55,000	55,000
DNB Nor Bank ASA, New York Branch,
0.19%, 5/5/14	43,945	43,945
0.18%, 6/9/14	42,000	42,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 31.1% continued
Banking - 31.1% continued
HSBC Bank PLC, London Branch,
0.39%, 5/22/14	$35,000	$35,000
Mitsubishi UFJ Trust & Banking Corp.,
0.21%, 3/5/14	51,010	51,010
0.25%, 3/11/14	21,000	20,998
Mizuho Bank Ltd., New York Branch,
0.21%, 3/10/14	47,720	47,720
0.24%, 3/10/14	21,900	21,900
0.22%, 6/2/14	19,145	19,145
National Australia Bank Ltd., London,
0.24%, 3/10/14, FRCD(1)	50,000	50,000
0.19%, 3/24/14, FRCD(1)	80,000	80,000
Nordea Bank Finland PLC, New York,
0.18%, 3/24/14	73,000	73,000
0.19%, 5/5/14	41,270	41,270
0.22%, 8/22/14	78,000	78,000
Norinchukin Bank, New York Branch,
0.22%, 3/4/14	48,000	48,000
Oversea-Chinese Banking Corp.,
0.17%, 3/31/14	18,000	18,000
0.24%, 6/12/14	85,000	85,000
Rabobank Nederland, New York Branch,
0.26%, 3/24/14, FRCD	45,310	45,312
Royal Bank of Canada, New York,
0.24%, 3/3/14, FRCD(1)	33,000	33,000
0.18%, 3/18/14, FRCD(1)	47,000	47,000
Skandinaviska Enskilda Banken AB,
0.27%, 4/16/14	35,000	35,005
Skandinaviska Enskilda Banken AB, New York,
0.19%, 5/2/14	89,865	89,864
0.19%, 5/28/14	75,770	75,769
Societe Generale, New York Branch,
0.25%, 3/10/14	78,000	78,000
Sumitomo Mitsui Banking Corp., New York,
0.26%, 3/17/14	34,370	34,370
Sumitomo Mutsui Bank, New York,
0.25%, 8/11/14	65,975	65,975
Svenska Handelsbanken AB,
0.18%, 6/19/14	55,160	55,161
Svenska Handelsbanken, New York,
0.18%, 5/23/14	75,000	75,000
0.16%, 5/30/14	30,000	30,000
Toronto Dominion Bank, New York,
0.23%, 3/7/14	75,000	75,000
0.24%, 5/6/14, FRCD(1)	70,000	70,000
US Bank N.A.,
0.09%, 4/1/14	100,955	100,955
Wells Fargo Bank N.A.,
0.17%, 3/1/14, FRCD(1)	78,315	78,315
0.21%, 3/3/14, FRCD(1)	47,150	47,152
0.22%, 3/14/14, FRCD(1)	49,000	49,000
0.21%, 3/24/14, FRCD(1)	66,000	66,000
0.26%, 4/17/14	25,000	25,000
0.20%, 5/2/14	79,050	79,050
Westpac Banking Corp., New York,
0.25%, 3/3/14, FRCD(1)	19,000	18,999
0.24%, 5/7/14, FRCD(1)	8,000	8,000
0.27%, 6/25/14, FRCD(1)	5,000	5,000

		3,197,055

Total Certificates of Deposit (Cost $3,197,055)		3,197,055

COMMERCIAL PAPER - 11.3%
Banking - 6.4%
Australia and New Zealand Banking Group,
0.27%, 3/3/14(1)	65,000	65,000
0.24%, 5/19/14(1)	55,000	55,000
Commonwealth Bank of Australia,
0.24%, 3/17/14(1)	28,855	28,855
DNB ASA,
0.18%, 6/4/14	72,170	72,136
ING US Funding LLC,
0.24%, 4/10/14	61,185	61,169
JP Morgan Securities LLC,
0.30%, 5/19/14	74,150	74,101
Nordea Bank AB,
0.22%, 3/24/14	10,000	9,999
Societe Generale, North America, Inc.,
0.28%, 3/3/14	53,550	53,549
0.23%, 5/12/14	50,025	50,002
United Overseas Bank Ltd.,
0.20%, 4/7/14	22,670	22,665
0.20%, 4/9/14	20,000	19,996
0.22%, 5/5/14	23,250	23,241
0.22%, 5/28/14	18,545	18,535
Westpac Banking Corp.,
0.24%, 4/8/14(1)	55,000	55,031

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 11.3% continued
Banking - 6.4% continued
Westpac Banking Corp., New York,
0.24%, 3/18/14(1)	$25,000	$25,000
0.27%, 4/11/14(1)	25,000	25,000

		659,279

Diversified Manufacturing - 0.7%
General Electric Co.,
0.08%, 3/24/14	73,000	72,996

Foreign Agencies - 2.4%
Caisse Des Depots Et Consignations,
0.20%, 3/7/14	44,665	44,663
0.23%, 3/17/14	50,000	49,995
KFW,
0.15%, 3/3/14	58,000	58,000
0.15%, 5/14/14	52,500	52,484
Oesterreich Kontrollbank,
0.12%, 3/14/14	37,700	37,698

		242,840

Non Captive Diversified - 1.1%
General Electric Capital Corp.,
0.24%, 4/28/14	27,965	27,955
0.21%, 8/6/14	90,000	89,917

		117,872

Pharmaceuticals - 0.7%
Sanofi-Aventis S.A.,
0.10%, 3/20/14	38,410	38,408
0.10%, 3/21/14	32,160	32,158

		70,566

Total Commercial Paper (Cost $1,163,553)		1,163,553

CORPORATE NOTES/BONDS - 7.9%
Automotive - 1.3%
American Honda Finance Corp.,
0.24%, 3/12/14, FRN(1)	47,150	47,150
0.24%, 5/20/14, FRN(3)	21,115	21,115
Toyota Motor Credit Corp.,
0.24%, 4/14/14, FRN(1)	69,180	69,180

		137,445

Consumer Products - 0.7%
Kimberly-Clark Corp.,
4.17%, 12/19/16(3)	66,930	69,054

Foreign Agencies - 2.3%
Export Development Canada,
0.10%, 3/3/14, FRN(1) (3)	20,000	20,000
0.11%, 3/3/14, FRN(1) (3)	80,000	80,000
0.12%, 3/3/14, FRN(1) (3)	80,000	80,000
KFW,
0.14%, 3/3/14, FRN(1)	51,000	51,000

		231,000

Retailers - 0.8%
Wal-Mart Stores,
5.40%, 6/1/14	80,000	81,063

Supranational - 2.8%
International Bank for Reconstruction & Development,
0.14%, 3/1/14, FRN(1)	58,200	58,200
0.09%, 3/3/14, FRN(1)	125,000	124,996
0.12%, 3/3/14, FRN(1)	43,000	42,995
International Finance Corp.,
0.14%, 3/3/14(1)	25,000	25,000
3.00%, 4/22/14	40,000	40,164

		291,355

Total Corporate Notes/Bonds (Cost $809,917)		809,917

EURO NOTE - 0.1%
Sovereign - 0.1%
Bank of England Euro Note,
1.38%, 3/7/14(3)	10,000	10,002

Total Euro Note (Cost $10,002)		10,002

EURODOLLAR TIME DEPOSITS - 26.8%
Banking - 26.8%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.12%, 3/3/14(1)	520,940	520,940
0.12%, 3/4/14(1)	294,000	294,000
Barclays Bank PLC, London Branch,
0.10%, 3/3/14	229,000	229,000
Branch Banking and Trust, Cayman Islands,
0.04%, 3/3/14	50,000	50,000
Credit Agricole S.A., London,
0.11%, 3/3/14(1)	592,150	592,150
DBS Bank Ltd., Singapore Branch,
0.18%, 3/11/14(3)	100,000	100,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 26.8% continued
Banking - 26.8% continued
Den Norske Bank, Grand Cayman,
0.07%, 3/3/14	$350,000	$350,000
HSBC Holdings PLC, Paris Branch,
0.10%, 3/3/14	248,405	248,405
Skandinaviska Enskilda Banken AB,
0.06%, 3/3/14	248,405	248,405
Svenska Handelsbanken, Cayman Islands,
0.06%, 3/3/14	125,000	125,000

		2,757,900

Total Eurodollar Time Deposits (Cost $2,757,900)		2,757,900

MEDIUM TERM NOTES - 0.2%
Non Captive Diversified - 0.2%
General Electric Capital Corp.,
5.65%, 6/9/14	21,089	21,396

Total Medium Term Notes (Cost $21,396)		21,396

U.S. GOVERNMENT AGENCIES - 12.3%(4)
Federal Farm Credit Bank - 2.8%
FFCB Discount Notes,
0.10%, 5/7/14	50,000	49,991
FFCB FRN,
0.16%, 3/1/14(1)	20,000	20,001
0.32%, 3/1/14(1)	45,000	45,025
0.07%, 3/3/14(1)	35,000	35,000
0.13%, 3/3/14(1)	45,000	44,995
0.16%, 3/3/14(1)	10,500	10,504
0.12%, 3/11/14	43,000	43,000
0.11%, 3/13/14	40,000	40,000

		288,516

Federal Home Loan Bank - 6.5%
FHLB Bonds,
0.14%, 4/15/14	40,270	40,269
0.12%, 6/9/14	64,175	64,172
0.18%, 8/5/14	20,835	20,835
0.13%, 8/15/14	38,200	38,189
0.18%, 9/12/14	25,000	24,999
0.17%, 12/11/14	45,665	45,659
FHLB Discount Notes,
0.08%, 3/21/14	28,235	28,234
0.10%, 6/24/14	115,000	114,963
FHLB FRN,
0.11%, 3/5/14(1)	50,000	50,000
0.15%, 3/11/14(1)	63,000	62,989
0.11%, 3/18/14(1)	55,000	54,998
0.16%, 3/23/14(1)	50,000	50,000
0.08%, 4/16/14(1)	20,000	20,000
0.14%, 5/1/14(1)	50,000	50,000

		665,307

Federal Home Loan Mortgage Corporation - 0.5%
FHLMC Discount Notes,
0.16%, 11/18/14	50,000	49,942

Federal National Mortgage Association - 2.2%
FNMA Discount Notes,
0.13%, 5/19/14	80,000	79,977
FNMA FRN,
0.13%, 3/5/14(1)	35,000	34,990
0.13%, 3/20/14(1)	108,000	107,993

		222,960

U.S. Depository Institutions - 0.3%
FFCB Discount Notes,
0.11%, 8/13/14	25,000	24,987
FHLB Discount Notes,
0.15%, 12/15/14	10,000	9,988

		34,975

Total U.S. Government Agencies (Cost $1,261,700)		1,261,700

U.S. GOVERNMENT OBLIGATIONS - 2.6%
Treasury - 0.7%
0.13%, 1/8/15	70,000	69,919

U.S. Treasury Bills - 1.4%
0.14%, 6/26/14	25,000	24,989
0.13%, 8/21/14	28,135	28,117
0.00%, 9/18/14	42,395	42,363
0.15%, 10/16/14	46,415	46,372

		141,841

U.S. Treasury Notes - 0.5%
0.13%, 7/31/14	25,000	24,993
0.25%, 9/15/14	25,000	25,008

		50,001

Total U.S. Government Obligations (Cost $261,761)		261,761

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 4.4%
California - 0.8%
California State Revenue Notes, Series A-1,
2.00%, 5/28/14	$42,775	$42,959
University of California Municipal CP,
0.13%, 3/6/14	38,085	38,084

		81,043

Colorado - 0.6%
University of Colorado Hospital Authority Revenue VRDB, Series A,
(Wells Fargo Bank N.A. LOC),
0.04%, 3/10/14	57,660	57,660

Illinois - 0.1%
City of Chicago Municipal CP,
(Wells Fargo Bank N.A. LOC),
0.16%, 5/6/14	15,330	15,326

Massachusetts - 0.7%
Massachusetts Development Finance Agency Revenue VRDB, Northfield Mount Hermon,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 3/10/14	67,990	67,990

Minnesota - 0.1%
Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A,
(U.S. Bank N.A. LOC),
0.11%, 3/10/14	12,600	12,600

Pennsylvania - 0.3%
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue VRDB, Series C,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	26,800	26,800

Texas - 1.5%
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4,
(BMO Harris Bank N.A. LOC),
0.04%, 3/10/14	46,440	46,440
Texas State G.O. Unlimited VRDB, Series B, Veterans,
0.04%, 3/10/14	54,000	54,000
Texas State TRANS,
2.00%, 8/28/14	52,615	53,081

		153,521

Vermont - 0.3%
Vermont EDA Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.20%, 5/9/14	33,750	33,750

Total Municipal Investments (Cost $448,690)		448,690

Investments, at Amortized Cost ($10,562,317)		10,562,317

REPURCHASE AGREEMENTS - 5.9%
Joint Repurchase Agreements - 1.8%(5)
Bank of America Securities LLC, dated 2/28/14, repurchase price $62,443
0.03%, 3/7/14	62,441	62,441
Morgan Stanley & Co., Inc., dated 2/28/14, repurchase price $62,443
0.05%, 3/7/14	62,441	62,441
Societe Generale, New York Branch, dated 2/28/14, repurchase price $62,443
0.05%, 3/7/14	62,441	62,442

		187,324

Repurchase Agreements - 4.1%(6)
Federal Reserve Bank of New York, dated 2/28/14, repurchase price $300,001
0.05%, 3/3/14	300,000	300,000
JPMorgan Securities LLC, dated 6/14/13, repurchase price $77,028
0.46%, 5/30/14(2) (3)	77,000	77,000
SG Americas Securities LLC, dated 2/28/14, repurchase price $45,001
0.19%, 3/3/14	45,000	45,000

		422,000

Total Repurchase Agreements (Cost $609,324)		609,324

Total Investments - 108.7% (Cost $11,171,641)(7)		11,171,641

Liabilities less Other Assets - (8.7)%		(891,361)

NET ASSETS - 100.0%		$10,280,280

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

(2)	Restricted security has been deemed illiquid. At February 28, 2014, the value of these restricted illiquid securities amounted to approximately $85,857,000 or 0.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Ford Credit Auto Owner Trust, Series 2013-D, Class A1,
0.24%, 12/15/14	11/19/13	$8,857

JPMorgan Securities LLC,
0.46%, 5/30/14	6/14/13	77,000

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$72,156	2.13% - 3.63%	4/15/28 - 2/15/41
U.S. Treasury Notes	$118,487	0.13% - 2.63%	6/30/14 - 7/15/22

Total	$190,643

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$130,540	0.01% - 8.75%	3/15/14 - 5/15/67
U.S. Treasury Notes	$300,002	3.88%	5/15/18

Total	$430,542

(7)	The cost for federal income tax purposes was $11,171,641.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 28, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$11,171,641	(1) (2)	$—	$11,171,641

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Diversified Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificate of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation

LOC - Letter Of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 28.0%
U.S. Treasury Bills - 24.1%
0.05%, 5/1/14	$324,000	$323,974
0.05%, 5/22/14	3	3
0.08%, 6/26/14	200,000	199,919
0.14%, 6/26/14	70,000	69,972
0.16%, 6/26/14	225,000	224,909
0.09%, 7/10/14	100,000	99,967
0.08%, 8/14/14	715,000	714,725
0.11%, 8/14/14	95,000	94,963
0.12%, 8/21/14	95,000	94,940
0.13%, 8/21/14	240,000	239,849
0.14%, 8/21/14	47,820	47,790
0.12%, 11/13/14	143,000	142,865
0.14%, 11/13/14	307,000	306,711
0.14%, 12/11/14	328,000	327,642
0.13%, 1/8/15	95,000	94,890

		2,983,119

U.S. Treasury Bills, FRN - 0.7%
0.08%, 3/6/14	95,000	94,963

U.S. Treasury Notes - 3.2%
0.09%, 3/4/14(1)	150,000	149,957
4.75%, 5/15/14	75,000	75,708
0.25%, 5/31/14	24,000	24,011
2.25%, 5/31/14	48,000	48,251
0.50%, 8/15/14	25,000	25,040
0.25%, 9/30/14	71,720	71,756

		394,723

Total U.S. Government Obligations (Cost $3,472,805)		3,472,805

Investments, at Amortized Cost ($3,472,805)		3,472,805

REPURCHASE AGREEMENTS - 72.8%
Joint Repurchase Agreements - 0.7%(2)
Bank of America Securities LLC, dated 2/28/14, repurchase price $27,455
0.03%, 3/7/14	27,455	27,456
Morgan Stanley & Co., Inc., dated 2/28/14, repurchase price $27,456
0.05%, 3/7/14	27,455	27,455
Societe Generale, New York Branch, dated 2/28/14, repurchase price $27,456
0.05%, 3/7/14	27,455	27,455

		82,366

Repurchase Agreements - 72.1%(3)
Bank of Nova Scotia, dated 2/28/14, repurchase price $900,004
0.05%, 3/3/14	900,000	900,000
Barclays Capital, Inc., dated 2/28/14, repurchase price $1,130,005
0.05%, 3/3/14	1,130,000	1,130,000
Barclays Capital, Inc., dated 2/28/14, repurchase price $250,033
0.08%, 4/21/14(4) (5)	250,000	250,000
BNP Paribas Securities Corp., dated 1/24/14, repurchase price $250,021
0.05%, 3/25/14(4) (5)	250,000	250,000
BNP Paribas Securities Corp., dated 2/28/14, repurchase price $1,985,008
0.05%, 3/3/14	1,985,000	1,985,000
Citigroup Global Markets, Inc., dated 2/28/14, repurchase price $46,406
0.05%, 3/3/14	46,406	46,406
Deutsche Bank Securities, Inc., dated 2/28/14, repurchase price $1,300,005
0.05%, 3/3/14	1,300,000	1,300,000
Federal Reserve Bank of New York, dated 2/28/14, repurchase price $1,150,005
0.05%, 3/3/14	1,150,000	1,150,000
HSBC Securities (USA), Inc., dated 2/28/14, repurchase price $100,000
0.05%, 3/3/14	100,000	100,000
Societe Generale, New York Branch, dated 2/28/14, repurchase price $1,570,007
0.05%, 3/3/14	1,570,000	1,570,000
UBS Securities LLC, dated 2/28/14, repurchase price $250,001
0.05%, 3/3/14	250,000	250,000

		8,931,406

Total Repurchase Agreements (Cost $9,013,772)		9,013,772

Total Investments - 100.8% (Cost $12,486,577)(6)		12,486,577

Liabilities less Other Assets - (0.8)%		(94,109)

NET ASSETS - 100.0%		$12,392,468

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued	FEBRUARY 28, 2014 (UNAUDITED)

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$31,727	2.13% - 3.63%	4/15/28 - 2/15/41
U.S. Treasury Notes	$52,099	0.13% - 2.63%	6/30/14 - 7/15/22

Total	$83,826

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$383,686	0.05% - 0.10%	7/24/14 - 1/8/15
U.S. Treasury Bonds	$2,502,254	0.00% - 3.13%	8/15/15 - 2/15/44
U.S. Treasury Notes	$5,476,605	0.10% - 4.63%	6/30/14 - 2/15/23
U.S. Treasury Strips	$743,788	0.14% - 2.63%	2/15/15 - 11/15/27

Total	$9,106,333

(4)	Restricted security has been deemed illiquid. At February 28, 2014, the value of these restricted illiquid securities amounted to approximately $500,000,000 or 4.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Barclays Capital, Inc.,
0.08%, 4/21/14	2/20/14	$250,000

BNP Paribas Securities Corp.,
0.05%, 3/25/14	1/24/14	250,000

(5)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(6)	The cost for federal income tax purposes was $12,486,577.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 28, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$12,486,577	(1)	$—	$12,486,577

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FRN - Floating Rate Notes

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7%
Alabama - 2.6%
Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project,
(FHLMC LOC),
0.04%, 3/10/14	$5,200	$5,200
Mobile Industrial Development Board Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant,
0.04%, 3/3/14	20,000	20,000
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.05%, 3/10/14	5,500	5,500

		30,700

Arizona - 0.2%
Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A,
0.03%, 3/10/14(1)	2,300	2,300

California - 9.7%
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A,
(Comerica Bank LOC),
0.05%, 3/10/14	2,530	2,530
California State Revenue Notes, Series A-1,
2.00%, 5/28/14	6,000	6,026
California State Revenue Notes, Series A-2,
2.00%, 6/23/14	1,065	1,071
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B,
(Kaiser Permanente Gtd.),
0.03%, 3/10/14	3,500	3,500
California Statewide Communities Development Authority Revenue Refunding VRDB, Retirement Housing Foundation,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	3,000	3,000
City of Livermore California COPS VRDB, Capital Projects,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	6,000	6,000
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.03%, 3/10/14	1,900	1,900
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project,
(FHLMC LOC),
0.05%, 3/10/14	2,355	2,355
Deutsche Bank Spears/Lifers Trust Goldman Sachs, G.O., Series DBE-637, in CA,
(Deutsche Bank A.G. Gtd.),
0.18%, 3/10/14(1)	9,105	9,105
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-649,
(Deutsche Bank A.G. Gtd.),
0.05%, 3/10/14	300	300
Deutsche Bank Spears/Lifers Trust, Revenue Bonds, Series DBE-1083 for California,
(Deutsche Bank A.G. Gtd.),
0.09%, 3/10/14(1)	13,000	13,000
Golden Empire Schools Financing Authority Lease Revenue Refunding VRDB, Floating Notes, Kern High School, Series D,
0.33%, 3/6/14(2)	1,750	1,750
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4,
0.02%, 3/10/14	13,600	13,600
Los Angeles Municipal Improvement Corp., Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.11%, 4/8/14	6,250	6,250
Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-8,
0.04%, 3/10/14	12,000	12,000
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(Union Bank N.A. LOC),
0.02%, 3/10/14	7,800	7,800
Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600,
0.11%, 3/10/14(1)	9,000	9,000
Nuveen California Select Quality Municipal Fund, Inc. VRDP, Series 1-1589,
0.10%, 3/10/14(1)	3,000	3,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
California - 9.7% continued
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D,
(FNMA LOC),
0.03%, 3/10/14	$3,215	$3,215
State of California Municipal Interest Bearing CP,
(Bank of America N.A. LOC),
0.05%, 4/3/14	10,685	10,685

		116,087

Colorado - 0.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Linfield Christian School Project,
(Wells Fargo Bank N.A. LOC),
0.04%, 3/10/14	100	100
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	6,110	6,110
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3,
0.04%, 3/10/14	1,940	1,940

		8,150

Connecticut - 1.3%
Connecticut State Health & Educational Facility Authority VRDB, St. Francis Hospital & Medical Facilities,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 3/10/14	15,000	15,000

District of Columbia - 0.6%
District of Columbia Revenue VRDB, American Legacy Foundation,
0.02%, 3/10/14	6,000	6,000
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.13%, 3/10/14	1,200	1,200

		7,200

Florida - 4.5%
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	8,500	8,500
Florida Housing Financial Corp. Multifamily Revenue Refunding Bonds, Lighthouse Bay Apartments,
(FHLMC LOC),
0.02%, 3/10/14	450	450
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1,
(FHLMC LOC),
0.02%, 3/10/14	2,400	2,400
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5,
0.04%, 3/10/14	20,125	20,125
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.04%, 3/10/14	5,270	5,270
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2,
0.03%, 3/10/14	7,000	7,000
JEA Electric System Revenue VRDB, Series Three-B-3,
0.03%, 3/10/14	9,400	9,400

		53,145

Georgia - 1.4%
Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	6,200	6,200
Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee,
(BIBB CNTY GA Gtd.),
0.04%, 3/10/14	9,400	9,400
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.04%, 3/10/14	1,675	1,675

		17,275

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Hawaii - 0.4%
Hawaii Multifamily Housing Finance & Development Corp. Revenue VRDB, Ko Oloa Apartments Phase 1, Series B,
(FHLB LOC),
0.03%, 3/10/14	$4,380	$4,380

Idaho - 1.0%
Idaho State G.O. Unlimited TANS,
2.00%, 6/30/14	12,220	12,293

Illinois - 3.7%
City of Chicago Illinois G.O. Unlimited VRDB, Neighborhoods Alive, Series 21-B-3,
(Royal Bank of Canada LOC),
0.03%, 3/3/14	10,175	10,175
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.03%, 3/3/14	7,500	7,500
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A,
(BMO Harris Bank N.A. LOC),
0.06%, 3/10/14	7,835	7,835
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	3,000	3,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	5,500	5,500
Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	6,900	6,900
Illinois State Finance Authority Adjustable Revenue Bonds, Northwestern University, Subseries A,
0.37%, 3/3/14	2,500	2,500
Peoria, Illinois IDR Bonds, Peoria Production Shop Project,
(JPMorgan Chase Bank N.A. LOC),
0.44%, 3/10/14	275	275

		43,685

Indiana - 1.5%
City of Whiting In Environmental Facilities Revenue VRDB, BP Products North America, Inc.,
(BP PLC Gtd.),
2.80%, 6/2/14	5,155	5,189
Clarksville Indiana Revenue Refunding VRDB Retirement Housing Foundation,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	4,115	4,115
Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project, Series B,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	8,100	8,100

		17,404

Iowa - 4.7%
City of Des Moines Iowa Commercial Development Revenue Refunding Bonds, East Grand Office Park,
(FHLB of Des Moines LOC),
0.05%, 3/10/14	2,060	2,060
City of Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project,
(U.S. Bank N.A. LOC),
0.04%, 3/3/14	1,200	1,200
Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/3/14	12,895	12,895
Iowa Finance Authority Educational Facilities Revenue VRDB, Holy Family Catholic Schools,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/3/14	6,200	6,200
Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project,
(JPMorgan Chase & Co. LOC),
0.04%, 3/3/14	4,895	4,895
Iowa Finance Authority Health Facilities Revenue VRDB, Unity Point Health, Series B2,
(Union Bank N.A. LOC),
0.02%, 3/10/14	7,400	7,400
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
0.05%, 3/3/14	8,400	8,400

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Iowa - 4.7% continued
Iowa State Higher Education Loan Authority Revenue VRDB, Private College-St. Ambros,
(U.S. Bank N.A. LOC),
0.03%, 3/3/14	$13,450	$13,450

		56,500

Kansas - 1.1%
Kansas State Health Facilities Development Finance Authority VRDB, Ku Health System, Series J,
(U.S. Bank N.A. LOC),
0.04%, 3/3/14	7,000	7,000
Prairie Village Revenue Refunding VRDB, Claridge Court,
(Bank of America N.A. LOC),
0.05%, 3/10/14	5,960	5,960

		12,960

Kentucky - 2.6%
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	400	400
City of Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare,
1.00%, 12/1/14	4,500	4,517
City of Pikeville Kentucky Hospital Revenue BANS, Improvement, Pikeville Medical Center,
1.00%, 3/3/14	4,000	4,000
City of Pikeville Kentucky Hospital Revenue Refunding & Improvement BANS, Pikeville Medical Center,
1.00%, 3/1/15	5,000	5,035
Kentucky Housing Corp. Adjustable Revenue Bonds, California Square II Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/14	2,500	2,500
Kentucky Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-1,
1.00%, 9/1/14	3,875	3,889
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14(1) (3)	5,535	5,535
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	4,705	4,705

		30,581

Louisiana - 0.2%
Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic,
(FHLB of Atlanta LOC),
0.03%, 3/10/14	2,700	2,700

Maryland - 1.8%
Baltimore County Maryland Multifamily Housing Revenue Refunding VRDB, Lincoln Woods Apartments,
(FNMA LOC),
0.03%, 3/10/14	8,194	8,194
County of Montgomery Municipal Interest Bearing CP,
0.07%, 3/3/14	10,000	10,000
Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily,
(FHLMC LOC),
0.03%, 3/10/14	3,100	3,100

		21,294

Michigan - 2.8%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	255	255
Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	9,045	9,045
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project,
(Comerica Bank LOC),
0.02%, 3/10/14	1,000	1,000
Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/10/14	6,250	6,250

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Michigan - 2.8% continued
Michigan State Housing Development Authority Taxable Revenue VRDB, Series C,
0.12%, 3/10/14	$10,445	$10,445
Michigan State Strategic Fund Limited Obligation Revenue VRDB, YMCA MET Detroit Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/6/14	900	900
Michigan State University Revenue VRDB,
0.03%, 3/10/14	6,000	6,000

		33,895

Minnesota - 1.2%
Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A,
2.00%, 9/16/14	4,115	4,155
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FHLMC LOC),
0.04%, 3/10/14	10,000	10,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	300	300

		14,455

Mississippi - 1.4%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.03%, 3/10/14	7,000	7,000
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health,
0.04%, 3/10/14	9,725	9,725

		16,725

Missouri - 0.5%
Missouri State Health & Educational Facilities Authority Revenue VRDB, Ascension Health, Series C-2,
0.02%, 3/10/14	1,300	1,300
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	4,745	4,745

		6,045

New Hampshire - 0.3%
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.04%, 3/10/14	1,550	1,550
New Hampshire State Health & Education Facilities Authority Revenue VRDB, St. Anselm College,
(FHLB of Boston LOC),
0.03%, 3/10/14	2,000	2,000

		3,550

New Jersey - 1.8%
BB&T Municipal Trust Revenue Bonds, Series 2047,
(Branch Banking & Trust Co. LOC),
0.05%, 3/10/14(1)	310	310
County of Hudson G.O. Unlimited BANS,
2.00%, 12/5/14	10,000	10,129
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DB-447, New Jersey,
(Deutsche Bank A.G. Gtd.),
0.05%, 3/10/14(1)	3,135	3,135
Hudson County Improvement Authority Gtd. Pooled Revenue Notes, Series P-1,
(Hudson County, New Jersey Insured),
1.00%, 5/23/14	5,000	5,007
Hudson County Improvement Authority Guaranteed Pooled Revenue Notes, Series S-1,
(Hudson County, New Jersey Insured),
1.00%, 12/10/14	2,503	2,514

		21,095

New York - 10.5%
City of New York Adjustable G.O. Unlimited Bonds, Series 1, Subseries 1-3,
0.03%, 3/3/14	165	165

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
New York - 10.5% continued
Cohoes Industrial Development Agency Urban Cultural Park Facilities Revenue VRDB, Eddy Cohoes Project,
(Bank of America N.A. LOC),
0.04%, 3/10/14	$1,925	$1,925
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution,
0.03%, 3/3/14	25,000	25,000
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Second General Resolution, Series DD,
0.03%, 3/3/14	10,000	10,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Subseries B-1B,
0.03%, 3/10/14	10,000	10,000
New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, Series A,
(U.S. Treasury Escrowed),
0.23%, 3/19/14	30,000	30,000
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.03%, 3/10/14	2,700	2,700
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 3/10/14	6,015	6,015
New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A,
0.04%, 3/10/14	16,800	16,800
New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2,
(Manufacturers & Traders Trust Co. LOC),
0.04%, 3/10/14	10,000	10,000
North Tonawanda City School District G.O. Unlimited BANS,
1.00%, 9/18/14	3,000	3,011
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.03%, 3/10/14	3,450	3,450
Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc.,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 3/10/14	6,435	6,435

		125,501

North Carolina - 5.1%
BB&T Municipal Trust Floaters Revenue Bonds, Series 1009,
(Branch Banking & Trust Co. LOC),
0.13%, 3/10/14(1)	5,370	5,370
City of Charlotte Municipal Interest Bearing CP,
0.13%, 3/14/14	5,047	5,047
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	10,000	10,000
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	4,715	4,715
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	4,300	4,300
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	5,345	5,345
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series B, Wakemed,
(Wells Fargo Bank N.A. LOC),
0.04%, 3/10/14	9,400	9,400

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
North Carolina - 5.1% continued
Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C,
(Royal Bank of Canada LOC),
0.03%, 3/10/14	$6,200	$6,200
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.04%, 3/10/14(1)	800	800
Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C,
0.03%, 3/10/14	10,000	10,000

		61,177

Ohio - 1.8%
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	9,900	9,900
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B,
(PNC Bank N.A. LOC),
0.04%, 3/10/14	1,760	1,760
Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480,
0.12%, 3/10/14(1)	10,000	10,000

		21,660

Oregon - 2.1%
Oregon Health & Science University Revenue VRDB, Series B-2,
(Union Bank N.A. LOC),
0.03%, 3/10/14	6,525	6,525
Oregon State G.O. Limited TANS, Series A,
1.50%, 7/31/14	15,000	15,082
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A,
(Union Bank N.A. LOC),
0.05%, 3/10/14	3,095	3,095

		24,702

Pennsylvania - 8.7%
Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation,
(UBS A.G. LOC),
0.04%, 3/10/14	11,100	11,100
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	6,110	6,110
City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	16,000	16,000
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 3/10/14	6,395	6,395
Lancaster Pennsylvania IDA Revenue Bonds, Willow Valley Retirement, Series A,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	9,400	9,400
Lower Merion School District G.O. Limited VRDB, Capital Project, Series A,
(State Street Bank & Trust Co. LOC),
0.03%, 3/10/14	1,000	1,000
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue VRDB, PSEG Power,
(TD Bank N.A. LOC), 0.03%, 3/10/14	21,600	21,600
Philadelphia School District G.O. Refunding VRDB, Series C,
(TD Bank N.A. LOC),
0.03%, 3/10/14	3,500	3,500
Ridley Pennsylvania School District G.O. VRDB, Series 2009,
(TD Bank N.A. LOC),
0.03%, 3/10/14	2,500	2,500
School District of Philadelphia G.O. Unlimited Refunding VRDB, Series H,
(Royal Bank of Canada LOC),
0.03%, 3/10/14	20,000	20,000
Tioga County IDA Student Housing Revenue BANS, Mansfield Auxiliary Corp. Student Housing,
1.00%, 3/13/15	6,000	6,045

		103,650

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Puerto Rico - 1.5%
RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46,
(Royal Bank of Canada LOC),
0.14%, 3/10/14(1)	$7,400	$7,400
RIB Muni Floater Trust Adjustable Revenue Bonds, Series 8WE for Puerto Rico,
(Barclays Bank PLC LOC),
0.13%, 3/10/14(1)	10,000	10,000

		17,400

Tennessee - 2.6%
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	9,725	9,725
IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	4,115	4,115
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project,
(FNMA LOC),
0.04%, 3/10/14	7,450	7,450
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project,
(FNMA LOC),
0.03%, 3/10/14	9,445	9,445

		30,735

Texas - 9.8%
City of Garland Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.11%, 5/14/14	5,000	5,000
Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907, (TEXAS PERMANENT SCHOOL FUND PROG (GTY) Insured),
0.03%, 3/10/14(1)	8,315	8,315
Harris County Texas Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, YMCA Greater Houston,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	9,800	9,800
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/10/14	9,635	9,635
Mesquite Texas Health Facilities Development Corp. Revenue VRDB, Series C, Retirement Facility,
(Bank of America N.A. LOC),
0.05%, 3/10/14	5,595	5,595
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	8,200	8,200
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A,
(Total S.A. Gtd.),
0.05%, 3/10/14	9,900	9,900
Port of Arthur Navigation District Industrial Development Corp. Exempt Facilites Revenue VRDB, Total Petrochemicals,
(Total S.A. Gtd.),
0.05%, 3/10/14	5,000	5,000
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.05%, 3/10/14	4,400	4,400
Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue Adjustable Revenue Bonds, Silver Springs Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/14	5,000	5,000
Texas State Affordable Housing Corp. Multifamily Housing Adjustable Revenue Bonds, Gateway Northwest Project,
(U.S. Treasury Escrowed),
0.35%, 10/1/14	10,000	10,000
Texas State TRANS,
2.00%, 8/28/14	35,770	36,088

		116,933

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.7% continued
Utah - 2.9%
Utah Water Finance Agency Revenue VRDB, Series B-1,
0.04%, 3/10/14	$10,000	$10,000
Wells Fargo Stage Trust Adjustable Revenue Bonds, Floater Certificates, Series 17C,
0.07%, 3/10/14(1)	24,310	24,310

		34,310

Vermont - 0.2%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A,
(TD Bank N.A. LOC),
0.03%, 3/10/14	2,475	2,475

Virginia - 0.8%
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E,
(FHLB of Atlanta LOC),
0.04%, 3/10/14	300	300
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.03%, 3/10/14	8,800	8,800

		9,100

Wisconsin - 6.1%
City of Milwaukee Fixed G.O. Unlimited Bonds, Prom Nts, Series N1,
5.00%, 2/1/15	8,825	9,219
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation,
(Wells Fargo Bank N.A. LOC),
0.14%, 3/10/14	310	310
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin-Kenilworth Project,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	7,795	7,795
PMA Levy & Aid Anticipation Notes Program Note Participations, Series A,
2.00%, 7/18/14	4,390	4,419
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	2,145	2,145
Wisconsin Rural Water Construction Loan Program BANS,
1.00%, 9/1/14	3,250	3,262
Wisconsin School Districts Temporary Borrowing Program Cash Flow Administration Program Revenue Note Participation, Series A,
1.00%, 10/10/14	10,000	10,042
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	7,405	7,405
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Beloit College, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	7,820	7,820
Wisconsin State,
(Bank of New York Mellon LOC),
0.08%, 5/5/14	20,000	20,000

		72,417

Municipal States Pooled Securities - 1.6%
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007,
(Branch Banking & Trust Co. LOC),
0.13%, 3/10/14(1)	3,905	3,905
Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766,
0.12%, 3/10/14	10,000	10,000
FHLMC Multifamily Revenue VRDB, Series MO27, Class A,
0.04%, 3/10/14	4,995	4,995

		18,900

Total Municipal Investments (Cost $1,186,379)		1,186,379

Total Investments - 99.7% (Cost $1,186,379)(4)		1,186,379

Other Assets less Liabilities - 0.3%		3,366

NET ASSETS - 100.0%		$1,189,745

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	FEBRUARY 28, 2014 (UNAUDITED)

determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At February 28, 2014, the value of this restricted illiquid security amounted to approximately $5,535,000 or 0.5% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
0.04%, 3/10/14	9/22/05 - 7/23/12	$5,535

(4)	The cost for federal income tax purposes was $1,186,379.

Percentages shown are based on Net Assets.

At February 28, 2014, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Hospital	18.8%
Housing	10.8
University	9.3
State	9.0
IDB&PCR	7.4
School	7.1
Water & Sewer	6.1
Miscellaneous Revenues	5.9
All other sectors less than 5%	25.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 28, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$1,186,379	(1) (2)	$—	$1,186,379

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Tax-Exempt Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Tax-Exempt Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 68.2%(1)
Federal Farm Credit Bank - 11.7%
FFCB Bonds,
0.20%, 5/13/14	$35,000	$35,009
0.17%, 8/8/14	4,000	4,000
FFCB Discount Notes,
0.01%, 3/3/14	25,000	25,000
0.06%, 3/10/14	49,000	48,999
0.15%, 5/7/14	8,000	7,998
0.15%, 5/9/14	4,000	3,999
0.08%, 5/20/14	20,000	19,997
0.14%, 5/27/14	9,500	9,497
0.11%, 7/15/14	14,000	13,994
0.14%, 7/25/14	12,000	11,993
0.15%, 8/28/14	17,000	16,987
0.14%, 9/30/14	11,000	10,991
0.15%, 10/7/14	8,000	7,993
0.15%, 10/9/14	17,000	16,984
FFCB FRN,
0.13%, 3/1/14(2)	44,000	43,999
0.32%, 3/1/14(2)	12,500	12,504
0.16%, 3/2/14(2)	14,000	14,001
0.16%, 3/3/14(2)	28,000	27,997
0.21%, 3/3/14(2)	21,500	21,506
0.23%, 3/3/14(2)	12,000	12,001
0.30%, 3/3/14(2)	22,000	22,013
0.11%, 3/4/14(2)	8,000	8,001
0.14%, 3/4/14(2)	15,000	15,000
0.13%, 3/5/14(2)	38,000	37,994
0.12%, 3/6/14(2)	27,000	26,995
0.13%, 3/6/14(2)	30,000	29,998
0.13%, 3/8/14(2)	28,500	28,499
0.12%, 3/11/14	16,500	16,500
0.18%, 3/13/14(2)	35,500	35,521
0.10%, 3/18/14(2)	31,000	30,993
0.14%, 3/18/14(2)	16,500	16,497
0.13%, 3/20/14(2)	9,000	9,002
0.18%, 3/20/14(2)	33,000	33,021
0.18%, 3/22/14(2)	13,000	13,011
0.13%, 3/23/14(2)	23,000	22,996
0.30%, 3/23/14(2)	14,000	14,027
0.12%, 3/26/14(2)	19,500	19,499
0.14%, 3/30/14(2)	31,000	30,998

		776,014

Federal Home Loan Bank - 34.1%
FHLB Bonds,
0.18%, 3/6/14	6,445	6,445
0.09%, 3/10/14	136,000	135,999
0.18%, 3/11/14	17,500	17,500
0.07%, 3/17/14	21,000	21,000
0.06%, 3/20/14	32,000	32,000
0.06%, 4/1/14	153,600	153,597
0.17%, 4/1/14	20,000	20,001
0.18%, 4/1/14	17,500	17,500
0.06%, 4/2/14	96,000	95,998
0.27%, 4/3/14	63,000	63,008
0.14%, 4/15/14	34,000	33,999
0.10%, 7/30/14	41,000	40,997
0.17%, 8/1/14	46,000	45,999
0.18%, 8/1/14	28,000	27,999
0.10%, 8/4/14	168,000	167,985
0.18%, 8/5/14	21,000	21,000
0.17%, 8/22/14	15,000	14,999
0.17%, 8/26/14	10,000	9,999
0.17%, 9/12/14	21,000	20,996
0.16%, 9/30/14	40,000	39,996
0.24%, 10/7/14	21,000	21,000
FHLB Discount Notes,
0.16%, 3/10/14	7,500	7,500
0.12%, 3/14/14	21,500	21,499
0.06%, 4/2/14	32,000	31,998
0.11%, 4/2/14	34,000	33,997
0.06%, 4/4/14	25,000	24,998
0.09%, 4/4/14	68,000	67,995
0.12%, 4/8/14	24,000	23,997
0.06%, 4/21/14	42,000	41,996
0.12%, 4/29/14	10,000	9,998
0.07%, 5/2/14	11,000	10,999
0.08%, 5/7/14	20,000	19,997
0.14%, 5/23/14	40,000	39,987
0.13%, 7/7/14	68,000	67,969
0.16%, 8/1/14	21,000	20,986
0.15%, 8/14/14	18,000	17,987
0.16%, 10/24/14	12,000	11,987
0.16%, 10/27/14	12,000	11,987
0.16%, 10/29/14	17,000	16,982
FHLB FRN,
0.14%, 3/3/14(2)	50,000	49,999

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 68.2%(1) continued
Federal Home Loan Bank - 34.1% continued
0.22%, 3/3/14(2)	$38,300	$38,300
0.13%, 3/5/14(2)	25,000	24,999
0.13%, 3/6/14	45,000	45,000
0.11%, 3/8/14(2)	55,000	54,999
0.09%, 3/10/14(2)	100,000	100,000
0.12%, 3/10/14(2)	103,000	102,978
0.11%, 3/13/14(2)	42,000	42,000
0.10%, 3/15/14(2)	20,000	20,000
0.08%, 3/18/14(2)	70,000	69,999
0.11%, 3/19/14(2)	33,500	33,497
0.12%, 3/21/14(2)	38,000	37,992
0.13%, 3/23/14(2)	29,000	28,999
0.16%, 3/23/14(2)	23,000	23,000
0.12%, 3/24/14(2)	41,500	41,498
0.14%, 3/27/14(2)	25,000	24,999
0.08%, 4/16/14(2)	20,000	20,000
0.13%, 5/23/14(2)	10,000	10,000

		2,259,135

Federal Home Loan Mortgage Corporation - 8.0%
FHLMC Bonds,
0.15%, 3/27/14	20,000	20,000
1.00%, 8/27/14	19,000	19,076
FHLMC Discount Notes,
0.07%, 4/21/14	30,000	29,997
0.14%, 5/1/14	20,000	19,995
0.09%, 5/6/14	52,000	51,991
0.09%, 5/21/14	60,000	59,988
0.12%, 5/27/14	33,000	32,991
0.12%, 6/17/14	41,107	41,092
0.10%, 7/1/14	54,000	53,982
0.13%, 7/22/14	42,000	41,978
0.10%, 9/4/14	66,000	65,966
0.10%, 9/9/14	50,000	49,973
0.15%, 2/9/15	20,000	19,971
FHLMC FRN,
0.16%, 3/5/14(2)	20,500	20,500

		527,500

Federal National Mortgage Association - 14.4%
FNMA Bonds,
2.50%, 5/15/14	10,000	10,049
1.13%, 6/27/14	49,092	49,257
FNMA Discount Notes,
0.00%, 3/3/14(2)	42,500	42,497
0.10%, 3/3/14	17,936	17,936
0.13%, 6/11/14	51,000	50,981
0.08%, 7/14/14	50,000	49,985
0.13%, 7/21/14	50,000	49,974
0.13%, 7/23/14	42,000	41,978
0.09%, 8/18/14	40,000	39,978
0.13%, 8/18/14	90,000	89,950
0.13%, 8/19/14	42,000	41,974
0.14%, 9/2/14	33,000	32,976
0.12%, 9/15/14	41,000	40,973
FNMA FRN,
0.14%, 3/11/14(2)	237,000	237,053
0.13%, 3/20/14(2)	140,150	140,148
0.16%, 3/20/14(2)	20,281	20,285

		955,994

Total U.S. Government Agencies (Cost $4,518,643)		4,518,643

U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Treasury Bills - 0.4%
0.11%, 8/14/14	24,000	23,988

U.S. Treasury Bills, FRN - 0.8%
0.08%, 3/6/14	55,000	54,978

Total U.S. Government Obligations (Cost $78,966)		78,966

Investments, at Amortized Cost ($4,597,609)		4,597,609

REPURCHASE AGREEMENTS - 29.1%
Joint Repurchase Agreements - 1.5%(3)
Bank of America Securities LLC, dated 3/7/14, repurchase price $33,334
0.03%, 3/7/14	33,333	33,333
Morgan Stanley & Co., Inc., dated 3/7/14, repurchase price $33,334
0.05%, 3/7/14	33,333	33,333
Societe Generale, New York Branch, dated 3/7/14, repurchase price $33,334
0.05%, 3/7/14	33,333	33,334

		100,000

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 29.1% continued
Repurchase Agreements - 27.6%(4)
Bank of America N.A., dated 2/28/14, repurchase price $200,001
0.06%, 3/3/14	$200,000	$200,000
Barclays Capital, Inc., dated 2/28/14, repurchase price $250,001
0.07%, 3/3/14	250,000	250,000
BNP Paribas Securities Corp., dated 1/24/14, repurchase price $200,023
0.07%, 3/25/14(5) (6)	200,000	200,000
BNP Paribas Securities Corp., dated 2/28/14, repurchase price $100,001
0.06%, 3/3/14	100,000	100,000
Citigroup Global Markets, Inc., dated 2/28/14, repurchase price $167,268
0.05%, 3/3/14	167,267	167,267
Credit Suisse Securities, dated 2/28/14, repurchase price $162,187
0.05%, 3/3/14	162,186	162,186
Federal Reserve Bank of New York, dated 2/28/14, repurchase price $400,002
0.05%, 3/3/14	400,000	400,000
HSBC Securities (USA), Inc., dated 2/28/14, repurchase price $100,000
0.05%, 3/3/14	100,000	100,000
Societe Generale, New York Branch, dated 2/28/14, repurchase price $250,001
0.06%, 3/3/14	250,000	250,000

		1,829,453

Total Repurchase Agreements (Cost $1,929,453)		1,929,453

Total Investments - 98.5% (Cost $6,527,062)(7)		6,527,062

Other Assets less Liabilities - 1.5%		97,132

NET ASSETS - 100.0%		$6,624,194

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$38,520	2.13% - 3.63%	4/15/28 - 2/15/41
U.S. Treasury Notes	$63,252	0.13% - 2.63%	6/30/14 - 7/15/22

Total	$101,772

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$440,762	7.0%	7/15/14 - 2/1/44
FNMA	$279,019	1.68% - 6.5%	4/1/15 - 7/1/47
GNMA	$321,394	2.49% - 5.5%	5/15/38 - 6/15/54
Tennessee Valley Authority	$380	6.15%	1/15/38
U.S. Treasury Bills	$84,255	0.05% - 0.07%	7/24/14 - 8/14/14
U.S. Treasury Notes	$741,359	0.63% - 3.88%	8/31/17 - 1/31/21

Total	$1,867,169

(5)	Restricted security has been deemed illiquid. At February 28, 2014, the value of these restricted illiquid securities amounted to approximately $200,000,000 or 3.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
BNP Paribas Securities Corp.,
0.07%, 3/25/14	1/24/14	$200,000

(6)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(7)	The cost for federal income tax purposes was $ 6,527,062.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	FEBRUARY 28, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 28, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio	$—	$6,527,062	(1) (2)	$—	$6,527,062

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the U.S. Government Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 72.1%(1)
Federal Farm Credit Bank - 33.7%
FFCB Bonds,
0.18%, 3/4/14	$10,000	$10,000
0.20%, 5/13/14	95,350	95,375
0.17%, 8/8/14	9,000	9,000
0.16%, 11/25/14	10,000	9,998
FFCB Discount Notes,
0.01%, 3/3/14	121,884	121,884
0.09%, 3/3/14	100,000	100,000
0.09%, 3/4/14	16,000	16,000
0.15%, 3/7/14	21,000	21,000
0.06%, 3/10/14	88,000	87,999
0.05%, 3/17/14	60,000	59,998
0.09%, 3/17/14	112,000	111,996
0.06%, 3/21/14	25,000	24,999
0.13%, 4/1/14	41,500	41,495
0.09%, 4/7/14	40,000	39,996
0.07%, 4/10/14	42,000	41,997
0.09%, 4/17/14	40,000	39,995
0.14%, 4/22/14	25,000	24,995
0.10%, 4/28/14	100,000	99,984
0.09%, 4/30/14	25,000	24,996
0.10%, 5/2/14	10,000	9,998
0.08%, 5/5/14	15,000	14,998
0.11%, 5/6/14	100,000	99,980
0.10%, 5/7/14	40,000	39,991
0.15%, 5/7/14	21,500	21,495
0.07%, 5/8/14	45,000	44,994
0.15%, 5/9/14	10,500	10,497
0.11%, 5/13/14	20,000	19,996
0.06%, 5/14/14	50,000	49,994
0.11%, 5/15/14	42,000	41,988
0.15%, 5/15/14	50,000	49,986
0.11%, 5/16/14	100,000	99,977
0.08%, 5/20/14	34,000	33,994
0.11%, 5/22/14	50,000	49,987
0.15%, 5/23/14	40,000	39,986
0.07%, 5/27/14	20,000	19,997
0.07%, 6/2/14	50,000	49,991
0.12%, 6/4/14	20,000	19,994
0.08%, 6/9/14	25,000	24,994
0.10%, 6/16/14	8,000	7,997
0.11%, 6/16/14	25,000	24,991
0.12%, 6/16/14	125,000	124,956
0.11%, 6/20/14	75,000	74,975
0.13%, 6/25/14	21,000	20,991
0.10%, 6/30/14	75,000	74,975
0.12%, 7/1/14	50,000	49,980
0.12%, 7/8/14	20,000	19,991
0.15%, 7/9/14	8,500	8,495
0.16%, 7/10/14	41,000	40,976
0.11%, 7/15/14	25,000	24,990
0.13%, 7/22/14	50,000	49,974
0.10%, 7/24/14	25,000	24,990
0.14%, 7/25/14	19,000	18,989
0.15%, 8/4/14	20,000	19,987
0.12%, 8/5/14	150,000	149,914
0.15%, 8/11/14	40,000	39,973
0.12%, 8/15/14	143,000	142,920
0.11%, 8/18/14	8,000	7,995
0.14%, 8/18/14	25,000	24,984
0.14%, 8/20/14	30,000	29,980
0.10%, 8/22/14	39,000	38,981
0.15%, 8/25/14	17,000	16,987
0.15%, 8/27/14	42,000	41,969
0.15%, 8/28/14	33,000	32,975
0.09%, 9/9/14	21,000	20,990
0.10%, 9/11/14	63,000	62,966
0.12%, 9/12/14	12,000	11,992
0.14%, 9/30/14	18,000	17,985
0.13%, 10/3/14	12,000	11,991
0.15%, 10/7/14	20,000	19,982
0.15%, 10/9/14	88,000	87,919
0.15%, 10/15/14	50,000	49,953
0.10%, 10/21/14	42,000	41,973
0.11%, 11/10/14	75,000	74,942
0.14%, 11/14/14	21,000	20,979
0.14%, 11/17/14	35,000	34,964
FFCB FRN,
0.13%, 3/1/14(2)	50,000	49,999
0.14%, 3/1/14(2)	78,000	77,997
0.32%, 3/1/14(2)	27,265	27,278
0.16%, 3/2/14(2)	115,800	115,801
0.12%, 3/3/14(2)	8,500	8,499
0.14%, 3/3/14(2)	141,000	140,980
0.16%, 3/3/14(2)	55,970	55,978
0.21%, 3/3/14(2)	135,570	135,607
0.22%, 3/3/14(2)	30,000	30,039

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 72.1%(1) continued
Federal Farm Credit Bank - 33.7% continued
0.23%, 3/3/14(2)	$30,000	$30,002
0.25%, 3/3/14(2)	52,635	52,649
0.28%, 3/3/14(2)	23,000	23,023
0.30%, 3/3/14(2)	55,000	55,032
0.38%, 3/3/14(2)	8,710	8,727
0.11%, 3/4/14(2)	61,500	61,499
0.14%, 3/4/14(2)	213,500	213,505
0.13%, 3/6/14(2)	184,000	183,991
0.14%, 3/6/14(2)	58,045	58,047
0.16%, 3/6/14(2)	12,400	12,406
0.13%, 3/8/14(2)	55,500	55,498
0.11%, 3/9/14(2)	21,000	21,000
0.13%, 3/9/14(2)	42,480	42,472
0.16%, 3/10/14(2)	146,000	146,029
0.12%, 3/11/14	46,000	46,000
0.13%, 3/11/14(2)	67,000	66,991
0.12%, 3/12/14(2)	53,525	53,522
0.18%, 3/13/14(2)	75,000	75,034
0.13%, 3/14/14(2)	25,000	25,001
0.14%, 3/15/14(2)	28,300	28,299
0.17%, 3/15/14(2)	29,115	29,128
0.12%, 3/16/14(2)	78,000	78,000
0.14%, 3/16/14(2)	16,400	16,400
0.10%, 3/17/14(2)	62,500	62,502
0.10%, 3/18/14(2)	60,500	60,486
0.14%, 3/18/14(2)	45,500	45,493
0.10%, 3/20/14(2)	42,500	42,494
0.13%, 3/20/14(2)	40,000	40,006
0.18%, 3/20/14(2)	15,000	15,009
0.18%, 3/22/14(2)	49,428	49,467
0.12%, 3/23/14(2)	41,500	41,499
0.13%, 3/23/14(2)	44,000	43,993
0.14%, 3/23/14(2)	25,375	25,380
0.30%, 3/23/14(2)	27,000	27,051
0.13%, 3/25/14(2)	44,500	44,493
0.10%, 3/26/14	83,000	82,998
0.12%, 3/26/14(2)	55,500	55,497
0.14%, 3/26/14(2)	124,700	124,719
0.12%, 3/27/14(2)	11,050	11,050
0.17%, 3/27/14(2)	75,130	75,148
0.14%, 3/28/14(2)	32,720	32,721
0.14%, 3/30/14(2)	83,000	82,993

		6,282,547

Federal Home Loan Bank - 38.4%
FHLB Bonds,
0.09%, 3/10/14	106,385	106,385
0.07%, 3/17/14	141,000	140,999
0.06%, 3/20/14	60,000	60,000
0.06%, 4/1/14	116,000	115,997
0.06%, 4/2/14	29,000	28,999
0.27%, 4/3/14	15,000	15,002
0.14%, 4/15/14	62,000	61,998
0.12%, 6/9/14	300,000	299,986
0.10%, 7/30/14	99,000	98,993
0.18%, 8/1/14	63,000	62,999
0.10%, 8/4/14	97,000	96,991
0.18%, 8/5/14	60,500	60,499
0.17%, 8/22/14	31,000	30,998
0.10%, 8/25/14	105,000	104,993
0.17%, 8/26/14	42,000	41,997
0.17%, 9/12/14	41,000	40,992
0.16%, 9/30/14	70,000	69,993
0.24%, 10/7/14	40,000	40,000
FHLB Discount Notes,
0.09%, 3/5/14	359,500	359,496
0.06%, 3/7/14	70,000	69,999
0.09%, 3/7/14	93,000	92,999
0.16%, 3/10/14	22,000	21,999
0.07%, 3/12/14	74,100	74,098
0.10%, 3/12/14	196,500	196,495
0.07%, 3/14/14	38,000	37,999
0.12%, 3/14/14	38,500	38,499
0.11%, 3/19/14	452,500	452,476
0.06%, 3/26/14	65,000	64,997
0.06%, 4/1/14	50,000	49,997
0.06%, 4/2/14	79,000	78,994
0.11%, 4/2/14	77,000	76,994
0.06%, 4/4/14	220,000	219,985
0.09%, 4/4/14	153,000	152,989
0.06%, 4/7/14	75,000	74,995
0.12%, 4/8/14	58,000	57,993
0.11%, 4/9/14	39,000	38,996
0.10%, 4/11/14	189,000	188,979
0.06%, 4/21/14	38,241	38,238
0.06%, 4/23/14	214,000	213,981
0.14%, 4/24/14	3,000	2,999
0.06%, 4/25/14	82,000	81,993

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 72.1%(1) continued
Federal Home Loan Bank - 38.4% continued
0.12%, 4/29/14	$20,500	$20,496
0.07%, 4/30/14	50,000	49,994
0.07%, 5/2/14	129,000	128,984
0.06%, 5/7/14	45,000	44,993
0.07%, 5/7/14	50,000	49,993
0.08%, 5/7/14	525,000	524,921
0.09%, 5/7/14	150,000	149,978
0.10%, 5/12/14	100,000	99,980
0.06%, 5/14/14	12,200	12,199
0.07%, 5/15/14	35,000	34,995
0.12%, 5/16/14	150,000	149,963
0.12%, 5/21/14	30,000	29,992
0.13%, 5/30/14	34,000	33,989
0.13%, 6/4/14	192,000	191,934
0.14%, 6/6/14	70,000	69,974
0.14%, 6/11/14	40,000	39,984
0.14%, 6/18/14	57,000	56,976
0.17%, 7/1/14	21,000	20,988
0.13%, 7/7/14	154,000	153,929
0.13%, 7/15/14	21,000	20,990
0.10%, 7/18/14	31,280	31,268
0.15%, 7/21/14	8,500	8,495
0.15%, 7/25/14	66,000	65,960
0.15%, 8/1/14	10,000	9,993
0.16%, 8/1/14	21,000	20,986
0.16%, 10/24/14	28,000	27,971
0.16%, 10/27/14	28,000	27,970
0.16%, 10/29/14	39,000	38,958
FHLB FRN,
0.13%, 3/3/14(2)	5,000	5,000
0.14%, 3/3/14(2)	50,000	49,999
0.22%, 3/3/14(2)	76,100	76,099
0.13%, 3/6/14	55,000	55,000
0.12%, 3/10/14(2)	44,000	43,990
0.15%, 3/11/14(2)	40,000	39,993
0.11%, 3/13/14(2)	91,000	91,000
0.10%, 3/15/14(2)	34,000	34,000
0.13%, 3/17/14(2)	25,000	25,001
0.11%, 3/19/14(2)	84,000	83,993
0.12%, 3/21/14(2)	100,000	99,979
0.16%, 3/23/14(2)	40,000	40,000
0.08%, 4/16/14(2)	86,000	85,998
0.13%, 5/23/14(2)	155,000	155,000

		7,165,916

Total U.S. Government Agencies (Cost $13,448,463)		13,448,463

U.S. GOVERNMENT OBLIGATIONS - 3.8%
U.S. Treasury Bills - 2.7%
0.10%, 5/15/14	250,000	249,946
0.12%, 5/15/14	100,000	99,975
0.11%, 8/14/14	158,000	157,920

		507,841

U.S. Treasury Bills, FRN - 0.8%
0.08%, 3/6/14(2)	148,000	147,942

U.S. Treasury Notes - 0.3%
0.09%, 3/4/14(2)	50,000	49,992

Total U.S. Government Obligations (Cost $705,775)		705,775

Investments, at Amortized Cost (Cost $14,154,238)		14,154,238

REPURCHASE AGREEMENTS - 24.9%(3)
Repurchase Agreements - 24.9%
Bank of America N.A., dated 2/28/14, repurchase price $765,004
0.06%, 3/3/14	765,000	765,000
Bank of Nova Scotia, dated 2/28/14, repurchase price $300,002
0.06%, 3/3/14	300,000	300,000
Barclays Capital, Inc., dated 2/28/14, repurchase price $250,001
0.07%, 3/3/14	250,000	250,000
Citigroup Global Markets, Inc., dated 2/28/14, repurchase price $200,001
0.06%, 3/3/14	200,000	200,000
Citigroup Global Markets, Inc., dated 2/28/14, repurchase price $650,003
0.06%, 3/3/14	650,000	650,000
Credit Suisse Securities, dated 2/28/14, repurchase price $289,226
0.05%, 3/3/14	289,225	289,225

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 24.9%(3) continued
Repurchase Agreements - 24.9% continued
Federal Reserve Bank of New York, dated 2/28/14, repurchase price $2,200,009
0.05%, 3/3/14	$2,200,000	$2,200,000

		4,654,225

Total Repurchase Agreements (Cost $4,654,225)		4,654,225

Total Investments - 100.8% (Cost $18,808,463)(4)		18,808,463

Liabilities less Other Assets - (0.8)%		(149,419)

NET ASSETS - 100.0%		$18,659,044

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$305,554	2.50% - 4.00%	2/1/26 - 2/1/44
FNMA	$112,453	2.50% - 5.66%	10/1/16 - 2/1/44
GNMA	$873,846	2.29% - 6.50%	7/15/27 - 1/15/55
U.S. Treasury Bills	$21,267	0.05%	7/10/14 - 7/17/14
U.S. Treasury Bonds	$189,705	1.75% - 4.50%	1/15/28 - 11/15/43
U.S. Treasury Notes	$3,212,176	0.25% - 2.38%	5/31/14 - 7/15/23
U.S. Treasury Strips	$914	2.11%	8/15/21

Total	$4,715,915

(4)	The cost for federal income tax purposes was $18,808,463.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 28, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio	$—	$18,808,463	(1)	$—	$18,808,463

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9%
Alabama - 0.6%
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.05%, 3/10/14	$11,300	$11,300
West Jefferson IDB PCR Refunding Bonds, Alabama Power Co. Project,
0.05%, 3/10/14	16,000	16,000

		27,300

Arizona - 0.8%
Arizona Board of Regents COPS, Floaters, Series 1918,
(Wells Fargo & Co. Gtd.),
0.06%, 3/10/14(1) (2)	16,995	16,995
State of Arizona Unemployment Insurance TRANS, Series B,
1.50%, 5/21/14	16,000	16,047
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects,
(FNMA LOC),
0.05%, 3/10/14	6,830	6,830

		39,872

Arkansas - 0.3%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community,
(FHLB of Dallas LOC),
0.03%, 3/10/14	6,675	6,675
Benton County Public Facilities Board Multifamily Housing Revenue Refunding VRDB, Bentonville Apartments, Series A,
(FHLMC LOC),
0.07%, 3/10/14	6,900	6,900

		13,575

California - 7.1%
Bay Area Toll Authority Bridge Revenue VRDB, Series A2,
(Union Bank N.A. LOC),
0.02%, 3/10/14	40,600	40,600
BB&T Municipal Trust Various States, G.O., Floaters, Series 2049,
(Branch Banking & Trust Co. LOC),
0.06%, 3/10/14(2)	10,545	10,545
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Athens Services Project,
(Wells Fargo Bank N.A. LOC),
0.04%, 3/10/14	12,500	12,500
California School Cash Reserve Program Authority Revenue Notes, Senior, Series A,
2.00%, 4/1/14	6,000	6,009
California School Cash Reserve Program Authority Revenue Notes, Senior, Series B,
2.00%, 6/2/14	2,000	2,009
California State Revenue Notes, Series A-1,
2.00%, 5/28/14	35,000	35,151
California State Revenue Notes, Series A-2,
2.00%, 6/23/14	2,500	2,514
California Statewide Communities Development Authority Adjustable COPS, Covenant Retirement Communities, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/10/14	500	500
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, David Avenue Apartments, Series WW,
(FHLMC LOC),
0.04%, 3/10/14	5,300	5,300
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.03%, 3/10/14	8,000	8,000
California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B,
(Kaiser Permanente Gtd.),
0.03%, 3/10/14	1,500	1,500
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.05%, 3/10/14	1,870	1,870
City of Livermore California COPS VRDB, Capital Projects,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	3,245	3,245

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
California - 7.1% continued
City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT,
(FHLMC LOC),
0.02%, 3/10/14	$2,350	$2,350
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.03%, 3/10/14	10,685	10,685
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A,
(FNMA LOC),
0.05%, 3/10/14	8,730	8,730
Deutsche Bank Spears/Lifers Trust Spears Revenue Bonds, Series DB-484,
(Deutsche Bank A.G. Gtd.),
0.05%, 3/10/14(2)	20,805	20,805
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461,
(Deutsche Bank A.G. Gtd.),
0.05%, 3/10/14(2)	630	630
East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB, Series C,
0.03%, 3/10/14	7,000	7,000
Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240-105-250,
(Bank of New York Mellon LOC),
0.02%, 3/3/14	700	700
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4,
0.02%, 3/10/14	5,750	5,750
Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-8,
0.04%, 3/10/14	15,000	15,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.02%, 3/10/14	12,500	12,500
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(Union Bank N.A. LOC),
0.02%, 3/10/14	10,000	10,000
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments,
(FNMA LOC),
0.05%, 3/10/14	6,610	6,610
Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments,
(FNMA LOC),
0.05%, 3/10/14	3,000	3,000
San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB,
0.03%, 3/10/14	35,420	35,420
San Diego County Regional Transportation Commission Revenue VRDB, Limited Tax, Series B,
0.03%, 3/10/14	5,000	5,000
San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission,
(FNMA LOC),
0.03%, 3/10/14	16,100	16,100
State of California G.O., Series A-3,
(Bank of Montreal LOC), 0.02%, 3/3/14	300	300
Sunnyvale COPS Refunding VRDB, Government Center Site, Series A,
(Union Bank N.A. LOC),
0.03%, 3/10/14(2)	11,475	11,475
University of California Municipal CP,
0.03%, 3/10/14	7,500	7,500
West Hills Community College District COPS VRDB,
(Union Bank N.A. LOC),
0.02%, 3/10/14	33,000	33,000

		342,298

Colorado - 3.9%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.02%, 3/10/14	400	400
Castle Pines North Finance Corp. Colorado COPS VRDB, Series F,
(Wells Fargo Bank N.A. LOC),
0.05%, 3/10/14(1) (2)	8,935	8,935

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Colorado - 3.9% continued
City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A,
0.04%, 3/10/14	$12,015	$12,015
Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Mesivta Greater L.A.,
(Deutsche Bank A.G. LOC),
0.04%, 3/10/14	4,195	4,195
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Linfield Christian School Project,
(Wells Fargo Bank N.A. LOC),
0.04%, 3/10/14	23,525	23,525
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	5,805	5,805
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	1,945	1,945
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	24,000	24,000
Colorado Health Facilities Authority Revenue VRDB, Senior Living Facilities Eaton Terrace, Series A,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	7,180	7,180
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor,
(U.S. Bank N.A. LOC),
0.05%, 3/10/14	6,305	6,305
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series B-3,
0.03%, 3/10/14	7,750	7,750
Colorado Housing & Finance Authority Revenue Bonds, SFM, Series C-3 (AMT),
0.05%, 3/10/14	14,800	14,800
Colorado Multifamily Housing & Finance Authority Revenue Bonds, Class I-A2 (AMT),
0.05%, 3/10/14	10,785	10,785
Colorado Springs Utilities Revenue Refunding VRDB,
0.03%, 3/10/14	8,600	8,600
Colorado State Housing & Finance Authority VRDB, Multifamily, Series C-2, (AMT),
0.09%, 3/10/14	4,000	4,000
Colorado State Housing Finance Authority SFM Revenue VRDB, (AMT),
0.05%, 3/10/14	28,610	28,610
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Series C-11, in CO,
(Royal Bank of Canada LOC),
0.08%, 3/10/14(2)	17,580	17,580

		186,430

Connecticut - 0.1%
Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project,
(TD Bank N.A. LOC),
0.03%, 3/10/14	4,100	4,100

District of Columbia - 1.4%
District of Columbia G.O., ROCS-RR-II-R-11180WF, (Wells Fargo & Co. Gtd.),
0.05%, 3/10/14(2)	16,470	16,470
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.13%, 3/10/14	4,700	4,700
District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 3/10/14	8,430	8,430
District of Columbia University Revenue VRDB, Series B-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/10/14	16,350	16,350
District of Columbia University Revenue VRDB, Series C-1, Georgetown University,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/10/14	21,500	21,500

		67,450

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Florida - 6.8%
Brevard County Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	$5,345	$5,345
Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project,
(Citibank N.A. LOC),
0.04%, 3/10/14	9,215	9,215
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.03%, 3/10/14	27,270	27,270
County of Miami-Dade County Aviation Adjustable Revenue Bonds, Eagle-20130016, Class A,
(Columbia Insurance Co. Insured),
0.06%, 3/10/14(2)	11,500	11,500
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, DBE-492,
(Deutsche Bank A.G. Gtd.),
0.06%, 3/10/14(2)	9,378	9,378
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-478,
(Deutsche Bank A.G. Gtd.),
0.06%, 3/10/14(2)	59,490	59,490
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Adjustable Revenue Bonds, Series DB-459,
(Deutsche Bank A.G. Gtd.),
0.06%, 3/10/14(2)	16,000	16,000
Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments,
(FHLB of San Francisco LOC),
0.03%, 3/10/14	6,955	6,955
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments,
(FHLMC LOC),
0.03%, 3/10/14	15,910	15,910
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments,
(FHLMC LOC),
0.03%, 3/10/14	17,675	17,675
Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1,
(FHLMC LOC),
0.02%, 3/10/14	3,100	3,100
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2,
0.03%, 3/10/14	31,900	31,900
JEA Variable Rate Demand Obligations,
0.07%, 3/20/14	18,600	18,600
Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project,
(FNMA LOC),
0.04%, 3/10/14	11,485	11,485
Miami-Dade County Florida Special Obligation Revenue VRDB, Series B, Juvenile Courthouse,
(TD Bank N.A. LOC),
0.03%, 3/10/14	10,000	10,000
Orange County Multifamily Housing Finance Authority Revenue VRDB, Marbella Cove, Series B,
(FHLB of San Francisco LOC),
0.11%, 3/10/14	4,185	4,185
State of Florida Board of Public Education G.O. Eagle-720050054-Class A,
0.03%, 3/10/14(2)	10,000	10,000
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series A,
(Bank of New York Mellon LOC),
0.04%, 3/10/14	9,700	9,700
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B,
(Bank of New York Mellon LOC),
0.04%, 3/10/14	30,235	30,235
University Athletic Association, Inc. Capital Improvement Revenue VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/3/14	12,985	12,985
Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments,
(FNMA LOC),
0.03%, 3/10/14	5,045	5,045

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Florida - 6.8% continued
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	$255	$255

		326,228

Georgia - 1.8%
Athens Housing Authority Multi Family Housing Adjustable Revenue Bonds, Rural Development Apartment Projects,
(U.S. Treasury Escrowed),
0.35%, 8/1/14	10,717	10,717
Bacon Georgia IDA Revenue Bonds, D L Lee & Sons, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.10%, 3/10/14	5,185	5,185
BB&T Municipal Trust Revenue VRDB, Floaters Series 2024,
(Branch Banking & Trust Co. LOC),
0.06%, 3/10/14(2)	10,250	10,250
Cobb County Georgia Development Authority Revenue VRDB, Series 2009, North Cobb Christian School,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	11,275	11,275
Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association,
(FHLMC LOC),
0.03%, 3/10/14	5,390	5,390
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.04%, 3/10/14	11,700	11,700
DeKalb County Multifamily Housing Authority Revenue VRDB, Crow Wood Arbor Association,
(FHLMC LOC),
0.03%, 3/10/14	7,130	7,130
East Point Housing Authority Multi Family Housing Revenue VRDB, Robins Creste Apartments Project,
(FHLMC LOC),
0.09%, 3/10/14	1,050	1,050
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.04%, 3/3/14	5,000	5,000
Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen,
(FHLMC LOC),
0.03%, 3/10/14	6,665	6,665
Marietta Housing Authority Adjustable Revenue Refunding Bonds, Wood Knoll,
(FHLMC LOC),
0.03%, 3/10/14	7,500	7,500
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project,
(FHLMC LOC),
0.03%, 3/10/14	5,900	5,900

		87,762

Hawaii - 0.1%
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14(2)	4,135	4,135
Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau,
(FHLMC LOC),
0.04%, 3/10/14	3,075	3,075

		7,210

Idaho - 1.0%
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	9,935	9,935
Idaho State G.O. Unlimited TANS,
2.00%, 6/30/14	40,000	40,239

		50,174

Illinois - 7.1%
Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project,
(BMO Harris Bank N.A. LOC),
0.06%, 3/10/14	3,210	3,210

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Illinois - 7.1% continued
Bridgeview Illinois G.O. Refunding VRDB, Series C,
(BMO Harris Bank N.A. LOC),
0.06%, 3/10/14	$17,500	$17,500
Chicago Illinois Board of Education G.O. VRDB, Series B,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/10/14	8,600	8,600
Chicago Illinois O’Hare International Airport Revenue VRDB Spears, Series DBE 1056X,
(Deutsche Bank A.G. Gtd.),
0.08%, 3/10/14(2)	10,000	10,000
Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments,
(Citibank N.A. LOC),
0.07%, 3/10/14	6,700	6,700
City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1,
(Bank of Montreal LOC),
0.03%, 3/3/14	8,485	8,485
City of Chicago Illinois, G.O. VRDB, Neighborhoods Alive 21, Series B-4,
(Bank of New York Mellon LOC),
0.03%, 3/3/14	6,470	6,470
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DB-476,
(Deutsche Bank A.G. Gtd.),
0.05%, 3/10/14(2)	12,660	12,660
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project,
(Comerica Bank LOC),
0.04%, 3/10/14	6,945	6,945
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.03%, 3/3/14	7,095	7,095
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project,
(BMO Harris Bank N.A. LOC),
0.04%, 3/10/14	6,030	6,030
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.06%, 3/10/14	1,305	1,305
Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College,
(BMO Harris Bank N.A. LOC),
0.03%, 3/10/14	5,890	5,890
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago,
0.23%, 3/13/14	10,000	10,000
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	7,500	7,500
Illinois Finance Authority Development Revenue VRDB, John Hofmeister & Son,
(BMO Harris Bank N.A. LOC),
0.13%, 3/10/14	3,000	3,000
Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project,
(FHLMC LOC),
0.05%, 3/10/14	4,800	4,800
Illinois Finance Authority Revenue Bonds, Loyola Academy,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	5,000	5,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	11,195	11,195
Illinois Finance Authority Revenue VRDB, Literature Research Institute,
(JPMorgan Chase Bank N.A. LOC),
0.19%, 3/10/14	5,300	5,300
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society,
(BMO Harris Bank N.A. LOC),
0.04%, 3/10/14	8,860	8,860
Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System,
(Wells Fargo Bank N.A. LOC),
0.04%, 3/10/14	5,000	5,000
Illinois Finance Authority Revenue VRDB, Series D, Carle Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	14,600	14,600

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Illinois - 7.1% continued
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.04%, 3/10/14	$2,180	$2,180
Illinois Municipal Electric Agency Power Supply Revenue Bonds, ROCS RR-II-R-11185WF,
(Wells Fargo & Co. Insured),
0.06%, 3/10/14(2)	16,105	16,105
Illinois State Finance Authority Adjustable Revenue Bonds, Northwestern University, Subseries A,
0.37%, 3/3/14	700	700
Illinois State Finance Authority Adjustable Revenue Bonds, Northwestern University, Subseries D,
0.03%, 3/10/14	13,000	13,000
Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A,
(FHLMC LOC),
0.03%, 3/10/14	4,820	4,820
Illinois State Finance Authority Revenue VRDB, Carle Foundation, Series E,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/10/14	10,000	10,000
Illinois State Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.03%, 3/10/14	22,000	22,000
Illinois State Health Facilities Finance Authority VRDB, Riverside Health System,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/10/14	6,900	6,900
Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-2A,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.03%, 3/10/14	15,000	15,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/10/14	12,500	12,500
Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project,
(FHLB of Des Moines LOC),
0.05%, 3/10/14	1,800	1,800
State of Illinois G.O. Unlimited VRDB, Series B-3,
(Wells Fargo Bank N.A. LOC),
0.04%, 3/10/14	31,000	31,000
State of Illinois G.O. Unlimited VRDB, Series B-4,
(State Street Bank & Trust Co. LOC),
0.04%, 3/10/14	3,000	3,000
State of Illinois G.O. Unlimited VRDB, Series B-5,
(Royal Bank of Canada LOC),
0.04%, 3/10/14	17,000	17,000
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.04%, 3/10/14	11,380	11,380

		343,530

Indiana - 1.4%
Eclipse Funding Trust Adjustable Revenue Bonds, Series 2007-0052, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.03%, 3/3/14(2)	12,285	12,285
Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments,
(FHLB of Indianapolis LOC),
0.04%, 3/10/14	8,000	8,000
Indiana Bond Bank Revenue Advance Funding Program Fixed Notes, Series A,
1.25%, 1/6/15	12,700	12,808
Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association,
(Wells Fargo Bank N.A. LOC),
0.14%, 3/10/14	2,300	2,300
Indiana State Finance Authority Revenue VRDB, Educational Facilities, Depauw University Project, Series B,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	8,040	8,040
Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B,
(BMO Harris Bank N.A. LOC),
0.03%, 3/3/14	9,865	9,865

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Indiana - 1.4% continued
Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.03%, 3/10/14	$6,000	$6,000
RBC Municipal Products, Inc. Revenue Bonds, Series E-23,
(Royal Bank of Canada LOC),
0.03%, 3/10/14(2)	8,500	8,500

		67,798

Iowa - 2.6%
City of Hills Iowa Health Facilities Revenue VRDB, Mercy Hospital Project,
(U.S. Bank N.A. LOC),
0.04%, 3/3/14	29,255	29,255
Iowa Finance Authority Community Revenue VRDB, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.05%, 3/10/14	22,510	22,510
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	6,100	6,100
Iowa Finance Authority Midwestern Disaster Area Revenue VRDB, Archer Daniels Midland,
0.04%, 3/10/14	21,300	21,300
Iowa Finance Authority Revenue VRDB, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.05%, 3/10/14	7,870	7,870
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras,
(Bank of America N.A. LOC),
0.05%, 3/3/14	8,195	8,195
Iowa State Finance Authority Midwestern Disaster Area Revenue VRDB, Archer Daniels Midland,
0.03%, 3/10/14	23,900	23,900
Iowa State Higher Education Loan Authority Revenue VRDB, Private College-St. Ambros,
(U.S. Bank N.A. LOC),
0.03%, 3/3/14	7,750	7,750

		126,880

Kansas - 1.0%
Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments,
(U.S. Bank N.A. LOC),
0.06%, 3/10/14	23,000	23,000
Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project,
(FHLMC LOC),
0.03%, 3/10/14	16,000	16,000
University of Kansas Hospital Authority Health Facilities Revenue VRDB, KU Health System,
(U.S. Bank N.A. LOC),
0.04%, 3/3/14	9,000	9,000

		48,000

Kentucky - 1.3%
Boone County Kentucky Revenue Refunding VRDB, Duke Energy,
(Sumitomo Mitsui Banking Corp. LOC),
0.04%, 3/10/14	14,220	14,220
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	5,300	5,300
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp.,
(Branch Banking & Trust Co. LOC),
0.04%, 3/10/14	17,000	17,000
Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments,
(FNMA LOC),
0.05%, 3/10/14	10,000	10,000
Louisville/Jefferson County Metropolitan Government Health System Revenue VRDB, Norton Healthcare, Inc.,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	8,000	8,000
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14(1) (2)	6,913	6,913

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Kentucky - 1.3% continued
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	$3,295	$3,295

		64,728

Louisiana - 2.0%
Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar,
(FHLB of Atlanta LOC),
0.04%, 3/10/14	17,000	17,000
Eclipse Funding Trust Adjustable Revenue Bonds, Series 2007-0059, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.03%, 3/3/14(2)	2,095	2,095
Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University,
(FHLB of Atlanta LOC),
0.18%, 3/10/14	12,380	12,380
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Go To The Show, Series A,
(FHLB of Dallas LOC),
0.03%, 3/10/14	5,305	5,305
Louisiana Local Government Environmental Facilities & Community VRDB, Series B,
(FHLB of Dallas LOC),
0.03%, 3/10/14	10,635	10,635
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project,
(FHLMC LOC),
0.03%, 3/10/14	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily,
(FNMA LOC),
0.05%, 3/10/14	8,900	8,900
Louisiana State Housing Corp. Multi Family Housing Adjustable Revenue Bonds, ELM-Drive Senior Housing Project,
(U.S. Treasury Escrowed),
0.35%, 12/1/14	3,500	3,500
Louisiana State Housing Corp. Multi Family Housing Adjustable Revenue Bonds, Tangi Village Project,
(U.S. Treasury Escrowed),
0.35%, 2/1/15	6,000	6,000
Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic,
(FHLB of Atlanta LOC),
0.03%, 3/10/14	16,200	16,200
Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB,
(FHLB of Dallas LOC),
0.03%, 3/10/14	8,600	8,600

		98,615

Maryland - 3.4%
County of Montgomery Municipal CP,
0.05%, 3/4/14	60,895	60,895
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge,
(Manufacturers & Traders Trust Co. LOC),
0.03%, 3/10/14	21,170	21,170
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	12,745	12,745
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood,
(FHLMC LOC),
0.03%, 3/10/14	8,000	8,000
Maryland State Industrial Development Financing Authority Economic Development Revenue VRDB, Foodswing Project,
(Bank of Montreal LOC),
0.09%, 3/10/14	7,300	7,300
Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C (AMT), Qualified Airport,
(Wells Fargo Bank N.A. LOC),
0.06%, 3/10/14	20,400	20,400

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Maryland - 3.4% continued
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 3/10/14	$35,180	$35,180

		165,690

Massachusetts - 0.7%
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DB-658,
(Assured Guaranty Corp. Insured),
0.05%, 3/10/14(2)	17,188	17,188
Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project,
(FNMA LOC),
0.07%, 3/10/14	14,150	14,150

		31,338

Michigan - 3.2%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	960	960
Ann Arbor Michigan Economic Development Corp. Revenue VRDB, Series A, Glacier Hills, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	4,390	4,390
Jackson County Economic Development Corp. Revenue Refunding VRDB, Series A, Vista Grande Villa,
(Bank of America N.A. LOC),
0.04%, 3/3/14	2,000	2,000
Michigan Finance Authority Refunding VRDB, Student Loan, Series 22-A,
(State Street Bank & Trust Co. LOC),
0.03%, 3/10/14	28,000	28,000
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	6,600	6,600
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project,
(Comerica Bank LOC),
0.02%, 3/10/14	3,655	3,655
Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/10/14	6,835	6,835
Michigan State Housing Development Authority Revenue VRDB, Series B (AMT),
0.05%, 3/10/14	25,000	25,000
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	17,000	17,000
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.03%, 3/10/14	9,500	9,500
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	2,195	2,195
Michigan State University Revenue VRDB,
0.03%, 3/10/14	5,000	5,000
Oakland County Michigan Economic Development Corp. Revenue VRDB, Marian High School, Inc. Project,
(Comerica Bank LOC),
0.04%, 3/10/14	6,885	6,885
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series L-34,
(Royal Bank of Canada LOC),
0.07%, 3/10/14(2)	36,545	36,545

		154,565

Minnesota - 2.1%
City of Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Revenue VRDB, Allina Health, Series C2,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/10/14	15,600	15,600
Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project,
(U.S. Bank N.A. LOC),
0.08%, 3/10/14	4,720	4,720

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Minnesota - 2.1% continued
Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DBE-1213,
(Deutsche Bank A.G. LOC),
0.11%, 3/10/14(2)	$22,320	$22,320
Minnesota Office of Higher Education Revenue VRDB, Series B, Supplemental Student,
(State Street Bank & Trust Co. LOC),
0.03%, 3/10/14	17,000	17,000
Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A,
2.00%, 9/16/14	7,500	7,572
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing,
(FHLMC LOC),
0.04%, 3/10/14	6,760	6,760
Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century,
(FHLB of Des Moines LOC),
0.06%, 3/10/14	2,765	2,765
Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water,
0.03%, 3/10/14	5,500	5,500
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project,
(FHLMC LOC),
0.04%, 3/10/14	5,925	5,925
St. Cloud Health Care Revenue Refunding VRDB, Cenracare Health, Series A,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	10,790	10,790

		98,952

Mississippi - 0.4%
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series B,
(Chevron Corp. Gtd.),
0.04%, 3/10/14	1,000	1,000
Mississippi Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty,
(FHLB of Dallas LOC),
0.05%, 3/10/14	4,765	4,765
Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/10/14	12,935	12,935

		18,700

Missouri - 0.9%
Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project,
(FHLMC LOC),
0.03%, 3/10/14	14,240	14,240
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments,
(FNMA LOC),
0.04%, 3/10/14	6,895	6,895
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project,
(FNMA LOC),
0.03%, 3/10/14	4,000	4,000
St. Charles County Missouri IDA Revenue VRDB, Series 2006, Trinity Manufacturing Project,
(FHLB of Des Moines LOC),
0.03%, 3/10/14	7,180	7,180
St. Louis IDA Revenue VRDB, Mid-America Transplant Services Project,
(BMO Harris Bank N.A. LOC),
0.03%, 3/3/14	12,015	12,015

		44,330

Montana - 0.1%
City of Forsyth Montana PCR Refunding VRDB, Pacificorp Project,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 3/3/14	6,910	6,910

Nevada - 0.8%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	13,100	13,100
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	4,800	4,800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Nevada - 0.8% continued
County of Clark Nevada Airport System Revenue VRDB, Sub Lien, Series A-2 (AMT),
(State Street Bank & Trust Co. LOC),
0.02%, 3/10/14	$6,000	$6,000
Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project,
(Wells Fargo Bank N.A. LOC),
0.18%, 3/10/14	5,170	5,170
Nevada State Housing Revenue VRDB, Vista Creek Apartments,
(FHLB LOC),
0.04%, 3/10/14	11,415	11,415

		40,485

New Jersey - 1.3%
BB&T Municipal Trust Revenue Bonds, Series 2047,
(Branch Banking & Trust Co. LOC),
0.05%, 3/10/14(2)	13,990	13,990
Deutsche Bank Spears/Lifers Trust Goldman Sachs Adjustable Revenue Bonds, Series DBE-557,
(Deutsche Bank A.G. Gtd.),
0.05%, 3/10/14(2)	5,575	5,575
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, Series DB-449,
(Deutsche Bank A.G. Gtd.),
0.05%, 3/10/14(2)	11,000	11,000
Rib Floater Trust Adjustable G.O. Unlimited Bonds, Series 14,
(Barclays Bank PLC LOC),
0.08%, 3/10/14(2)	32,000	32,000

		62,565

New Mexico - 0.2%
New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio,
(FHLMC LOC),
0.03%, 3/10/14	8,000	8,000

New York - 6.2%
City of New York Adjustable G.O. Unlimited Bonds, Subseries A-4,
(BMO Harris Bank N.A. LOC),
0.04%, 3/10/14	14,000	14,000
City of New York G.O. VRDB, Subseries L-4, Subseries L-4
(U.S. Bank N.A. LOC),
0.03%, 3/3/14	4,100	4,100
City of New York G.O., Subseries G-7,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.03%, 3/3/14	2,000	2,000
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home,
(HSBC Bank USA N.A. LOC),
0.05%, 3/10/14	2,260	2,260
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution,
0.03%, 3/3/14	23,500	23,500
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2,
0.02%, 3/10/14	30,000	30,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Subseries B-1B,
0.03%, 3/10/14	20,000	20,000
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 3/10/14(1) (2)	2,500	2,500
New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/10/14	11,430	11,430
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding VRDB, Series A-4,
0.03%, 3/3/14	8,645	8,645
New York City Trust for Cultural Resources Revenue Refunding VRDB, Lincoln Center, Series A-1,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/3/14	4,000	4,000
New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, Series A,
(U.S. Treasury Escrowed),
0.23%, 3/19/14	95,000	95,000

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
New York - 6.2% continued
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, Rochester Friendly Home,
(Manufacturers & Traders Trust Co. LOC),
0.05%, 3/10/14	$9,800	$9,800
New York State Housing Finance Agency Revenue VRDB, Riverside Center 2 Housing, Series A-3,
(Bank of America N.A. LOC),
0.03%, 3/10/14	18,675	18,675
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2,
(Bank of America N.A. LOC),
0.03%, 3/10/14	3,000	3,000
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-33,
(Invesco VK Trust for Investment Grade New York Municipals Escrowed),
0.23%, 3/10/14(2)	7,000	7,000
Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	15,470	15,470
Triborough New York Bridge & Tunnel Authority Revenue VRDB, Series A-3,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	17,880	17,880
Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project,
(Manufacturers & Traders Trust Co. LOC),
0.04%, 3/10/14	9,830	9,830

		299,090

North Carolina - 3.4%
Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project,
(Wells Fargo Bank N.A. LOC),
0.03%, 3/10/14	1,800	1,800
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue VRDB, Carolinas, Series E,
(TD Bank N.A. LOC),
0.03%, 3/10/14	8,000	8,000
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue VRDB, Series C, Carolinas Healthcare,
(U.S. Bank N.A. LOC),
0.03%, 3/3/14	12,650	12,650
Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	9,870	9,870
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	10,560	10,560
Greensboro North Carolina G.O. VRDB, Street Improvement,
0.05%, 3/10/14	10,000	10,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	8,450	8,450
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	15,320	15,320
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	10,170	10,170
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	7,195	7,195
North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A,
0.04%, 3/10/14	24,600	24,600
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.04%, 3/10/14(2)	18,400	18,400

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
North Carolina - 3.4% continued
Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C,
0.03%, 3/10/14	$14,325	$14,325
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B,
0.03%, 3/10/14	13,700	13,700

		165,040

Ohio - 1.0%
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	1,250	1,250
Grove City Multifamily Housing Revenue VRDB, Mortgage, Regency Arms Apartments,
(FNMA LOC),
0.06%, 3/10/14	9,520	9,520
Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008,
0.03%, 3/10/14	22,140	22,140
Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University,
(PNC Bank N.A. LOC),
0.04%, 3/10/14	9,810	9,810
Ross County Ohio Revenue VRDB, Adena Health System,
(PNC Bank N.A. LOC),
0.04%, 3/10/14	4,430	4,430

		47,150

Oregon - 2.2%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	15,700	15,700
Oregon Health & Science University Revenue VRDB, Series B-2,
(Union Bank N.A. LOC),
0.03%, 3/10/14	16,000	16,000
Oregon Health & Science University Revenue VRDB, Series C,
(U.S. Bank N.A. LOC),
0.03%, 3/3/14	4,600	4,600
Oregon State Economic Development Revenue VRDB, Series 181, Metal Slitters,
(U.S. Bank N.A. LOC),
0.06%, 3/10/14	4,210	4,210
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing,
(FNMA LOC),
0.05%, 3/10/14	7,545	7,545
Oregon State G.O. Limited TANS, Series A,
1.50%, 7/31/14	46,000	46,253
Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport,
(U.S. Bank N.A. LOC),
0.05%, 3/10/14	6,935	6,935
Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	6,000	6,000

		107,243

Pennsylvania - 4.2%
Allegheny County IDA Revenue VRDB, Education Center Watson,
(PNC Bank N.A. LOC),
0.04%, 3/10/14	6,000	6,000
Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative,
(PNC Bank N.A. LOC),
0.04%, 3/10/14	4,725	4,725
Bucks County IDA Hospital Revenue VRDB, Grand View Hospital, Series A,
(TD Bank N.A. LOC),
0.02%, 3/10/14	21,900	21,900
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	5,840	5,840
Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	3,835	3,835

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Pennsylvania - 4.2% continued
Deutsche Bank Spears/Lifers Trust Various States Adjustable Revenue Bonds, Series DBE-1254,
(Deutsche Bank A.G. Gtd.),
0.08%, 3/10/14(1) (2)	$13,745	$13,745
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 3/10/14	12,460	12,460
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 3/10/14	6,305	6,305
Lower Merion School District VRDB, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	5,200	5,200
Montgomery County Redevelopment Authority Multifamily Housing Adjustable Revenue Bonds, Brookside Manor Apartments Project, Series A,
(FNMA LOC),
0.03%, 3/10/14	9,170	9,170
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue VRDB, PSEG Power,
(TD Bank N.A. LOC),
0.03%, 3/10/14	9,000	9,000
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood,
(FHLMC LOC),
0.03%, 3/10/14	5,900	5,900
Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Association of Independent Colleges & Universities, Series B,
(Manufacturers & Traders Trust Co. LOC),
0.03%, 3/10/14	6,110	6,110
Pennsylvania Turnpike Commission Revenue Bonds, Multi-Modal, Series C,
(Barclays Bank PLC LOC),
0.03%, 3/10/14	8,600	8,600
Philadelphia Gas Works Revenue Refunding VRDB, 8th Series C,
(Barclays Bank PLC LOC),
0.03%, 3/10/14	13,000	13,000
Philadelphia School District G.O. Refunding VRDB, Series C,
(TD Bank N.A. LOC),
0.03%, 3/10/14	7,200	7,200
RBC Municipal Products, Inc. Trust Floater Revenue VRDB Certificates, Series E-22,
(Royal Bank of Canada LOC),
0.03%, 3/10/14(2)	14,800	14,800
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14,
(Royal Bank of Canada LOC),
0.03%, 3/10/14(2)	7,800	7,800
School District of Philadelphia G.O. Unlimited Refunding VRDB, Series G,
(PNC Bank N.A. LOC),
0.03%, 3/10/14	20,000	20,000
School District of Philadelphia G.O. Unlimited Refunding VRDB, Series H,
(Royal Bank of Canada LOC),
0.03%, 3/10/14	18,000	18,000
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.04%, 3/10/14	3,085	3,085

		202,675

Puerto Rico - 0.8%
Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DB-1194,
(Deutsche Bank A.G. Gtd.),
0.28%, 3/10/14(2)	16,220	16,220
RIB Muni Floater Trust Adjustable Revenue Bonds, Series 8WE for Puerto Rico,
(Barclays Bank PLC LOC),
0.13%, 3/10/14(2)	20,000	20,000

		36,220

South Carolina - 0.7%
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB,
(U.S. Bank N.A. LOC),
0.03%, 3/3/14	14,570	14,570

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
South Carolina - 0.7% continued
Piedmont Municipal Power Agency South Carolina Electricity Revenue Refunding VRDB, Series B,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	$9,000	$9,000
South Carolina Jobs EDA Health Facilities Revenue Refunding VRDB, Episcopal,
(Wells Fargo Bank N.A. LOC),
0.04%, 3/10/14	2,300	2,300
South Carolina State Housing Finance & Development Authority Multifamily Revenue Bonds, Columbiana Ridge Project,
(U.S. Treasury Escrowed),
0.25%, 4/15/14	7,000	7,000

		32,870

South Dakota - 0.5%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	15,000	15,000
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series D,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	1,435	1,435
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	6,235	6,235

		22,670

Tennessee - 0.9%
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement,
0.03%, 3/10/14	5,600	5,600
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement,
0.03%, 3/10/14	7,000	7,000
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project,
(FHLB of Cincinnati LOC),
0.03%, 3/10/14	6,270	6,270
Metropolitan Government Nashville & Davidson County Industrial Development Board Multifamily Housing Adjustable Revenue Bonds, Hickory Lake Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 9/19/14	13,750	13,750
Metropolitan Government of Nashville & Davidson County Tennessee IDB Revenue VRDB, Series B, Multifamily Housing Arbor Crest,
(FNMA LOC),
0.03%, 3/10/14	12,750	12,750

		45,370

Texas - 13.5%
Alliance Texas Airport Authority Special Facilities Revenue VRDB, Series 2088, Floaters,
(Wells Fargo Bank N.A. Gtd.),
0.03%, 3/10/14(2)	24,570	24,570
Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. Gtd.),
0.10%, 3/10/14	9,600	9,600
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043,
(Branch Banking & Trust Co. LOC),
0.06%, 3/10/14(2)	14,270	14,270
Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project,
(FHLMC LOC),
0.03%, 3/10/14	3,680	3,680
Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project,
(FHLMC LOC),
0.04%, 3/10/14	3,500	3,500
Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project,
(FNMA LOC),
0.03%, 3/10/14	5,005	5,005

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Texas - 13.5% continued
Bexar County Texas Multifamily Housing Finance Authority Revenue Refunding VRDB, Altamonte Apartments Project,
(FNMA LOC),
0.05%, 3/10/14	$3,500	$3,500
Brazos County Texas Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph,
(Wells Fargo Bank N.A. LOC),
0.14%, 3/10/14	6,825	6,825
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project,
0.11%, 3/10/14	7,700	7,700
City of Garland Municipal Interest Bearing CP,
(Sumitomo Mitsui Banking Corp. LOC),
0.09%, 3/17/14	25,000	25,000
Clipper Caraval Tax-Exempt Certificate Trust Revenue Bonds, Series 2009-56 Participation Texas, Non AMT,
0.03%, 3/10/14(2)	16,120	16,120
Deutsche Bank Spears/Lifers Trust Goldman Sachs G.O., Series DB-514,
(Texas Permanent School Fund Program Guaranty Insured),
0.06%, 3/10/14(2)	9,730	9,730
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14(2)	10,600	10,600
Greater East Texas Higher Education Authority Revenue Bonds, Series B, Greater Texas Foundation,
(State Street Bank & Trust Co. LOC),
0.05%, 3/10/14	18,000	18,000
Gulf Coast IDA Revenue VRDB, Exxon Mobil Project,
0.01%, 3/3/14	42,500	42,500
Mesquite Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 3/10/14	4,770	4,770
Northwest Texas Independent School District G.O. VRDB,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 3/10/14	500	500
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	800	800
Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments,
(FHLMC LOC),
0.03%, 3/10/14	7,300	7,300
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B,
(Total S.A. Gtd.),
0.05%, 3/10/14	20,000	20,000
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.05%, 3/10/14	7,700	7,700
Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B,
(Total S.A. Gtd.),
0.06%, 3/10/14	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters,
(Royal Bank of Canada LOC),
0.03%, 3/10/14(2)	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18,
(Royal Bank of Canada LOC),
0.04%, 3/10/14(2)	16,000	16,000
State of Texas G.O. VRDB, Veterans Housing Assistance Program Fund, Series A,
0.04%, 3/10/14	30,245	30,245
State of Texas G.O., Veterans Housing Fund, Series A2,
0.05%, 3/10/14	15,800	15,800
State Of Texas, G.O. Unlimited VRDB, Veterans, Series A,
0.04%, 3/10/14	50,000	50,000
Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue VRDB, Forest Park Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/14	13,000	13,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Texas - 13.5% continued
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.04%, 3/10/14	$1,810	$1,810
Texas Department of Housing & Community Affairs Multifamily Housing Adjustable Revenue Bonds, Waters Willow Run Apartments,
(U.S. Treasury Escrowed),
0.35%, 10/1/14	14,500	14,500
Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments,
(FNMA LOC),
0.09%, 3/10/14	15,000	15,000
Texas State Department of Housing & Community Affairs Revenue VRDB, Multifamily Housing, Timber Point Apartments, Series A-1,
(FHLMC LOC),
0.06%, 3/10/14	5,830	5,830
Texas State TRANS,
2.00%, 8/28/14	196,185	197,929
University of Houston Texas Revenue VRDB,
0.03%, 3/10/14	4,980	4,980
University of Texas System Revenue Refunding VRDB, Series B,
0.16%, 3/10/14	22,575	22,575

		649,339

Utah - 0.8%
Utah Housing Corp. Multifamily Housing Revenue VRDB, Timbergate, Series A,
(FHLMC LOC),
0.08%, 3/10/14	3,125	3,125
Utah State Board of Rights Student Loan Revenue VRDB, (AMT),
(Royal Bank of Canada LOC),
0.04%, 3/10/14	12,600	12,600
Utah State Housing Corp. Finance Agency Revenue VRDB, SFM Series C-1,
0.05%, 3/10/14	4,825	4,825
Utah Water Finance Agency Revenue VRDB, Series B-2,
0.04%, 3/10/14	16,100	16,100

		36,650

Vermont - 0.2%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDB, Porter Hospital Project, Series A,
(TD Bank N.A. LOC),
0.03%, 3/10/14	8,895	8,895

Virginia - 1.2%
Fairfax County IDA Revenue VRDB, Inova Health System Project, Series A-1,
0.03%, 3/10/14	43,905	43,905
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project,
(FHLMC LOC),
0.03%, 3/10/14	6,300	6,300
Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	3,535	3,535
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project,
0.03%, 3/10/14	2,200	2,200

		55,940

Washington - 1.4%
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-614,
(Assured Guaranty Corp. Insured),
0.05%, 3/10/14(2)	19,625	19,625
Washington Health Care Facilities Authority Adjustable Revenue Bonds, Multicare Health System, Series D,
(Barclays Bank PLC LOC),
0.03%, 3/3/14	27,875	27,875
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project,
(U.S. Bank N.A. LOC),
0.04%, 3/10/14	7,800	7,800
Washington State Housing Finance Commission Adjustable Revenue Bonds, Family Tree & Lincoln Way Project,
(U.S. Treasury Escrowed),
0.43%, 1/5/15	5,750	5,750

MONEY MARKET PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Washington - 1.4% continued
Washington State Housing Finance Commission Adjustable Revenue Bonds, Single Family Program, Series Variable Rate-2A (AMT),
(FHLMC LOC),
0.04%, 3/10/14	$8,500	$8,500

		69,550

West Virginia - 0.4%
Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14(2)	1,655	1,655
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital,
(Branch Banking & Trust Co. LOC),
0.03%, 3/10/14	16,875	16,875

		18,530

Wisconsin - 3.0%
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation,
(Wells Fargo Bank N.A. LOC),
0.14%, 3/10/14	2,440	2,440
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin-Kenilworth Project,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	910	910
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project,
(FNMA LOC),
0.09%, 3/10/14	10,750	10,750
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Concordia University, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	5,160	5,160
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	2,900	2,900
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series E, Hospital Sisters Health System Services,
(Bank of Montreal LOC),
0.03%, 3/10/14	13,850	13,850
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Hess Memorial Hospital, Inc.,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	11,390	11,390
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	58,025	58,025
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	7,130	7,130
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C,
(Bank of Montreal LOC),
0.03%, 3/3/14	2,900	2,900
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Beloit College, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	495	495
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 3/10/14	2,605	2,605
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 3/10/14	3,640	3,640
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services,
(U.S. Bank N.A. LOC),
0.03%, 3/10/14	9,055	9,055
Wisconsin State Housing & EDA Revenue VRDB, Series B,
0.05%, 3/10/14	7,300	7,300

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.9% continued
Wisconsin - 3.0% continued
Wisconsin State Housing & EDA Revenue VRDB, Series D,
0.06%, 3/10/14	$6,815	$6,815

		145,365

Municipal States Pooled Securities - 8.1%
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters,
(Branch Banking & Trust Co. LOC),
0.04%, 3/10/14(2)	15,000	15,000
BB&T Municipal Trust Various States G.O., Floaters, Series 2048,
(Branch Banking & Trust Co. LOC),
0.04%, 3/10/14(2)	15,315	15,315
BB&T Municipal Trust Various States VRDB, Series 1039,
(Branch Banking & Trust Co. LOC),
0.13%, 3/10/14(2)	15,430	15,430
Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766,
0.12%, 3/10/14	10,000	10,000
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A,
(FHLMC LOC),
0.07%, 3/10/14(3)	18,183	18,183
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A,
(FHLMC LOC),
0.07%, 3/10/14(3)	32,470	32,470
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A,
(FHLMC LOC),
0.05%, 3/10/14(3)	36,530	36,530
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A,
0.06%, 3/10/14(3)	21,170	21,170
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M015, Class A,
(FHLMC LOC),
0.07%, 3/10/14(3)	3,290	3,290
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series MO28, Class A,
0.05%, 3/10/14(3)	14,950	14,950
Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118,
0.13%, 3/10/14(2)	40,000	40,000
Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895,
0.13%, 3/10/14(2)	95,000	95,000
Nuveen Select Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2525,
0.13%, 3/10/14(2)	50,000	50,000
Sun America Trust Various States Revenue VRDB, Series 2,
(FHLMC LOC),
0.09%, 3/10/14	22,700	22,700

		390,038

Total Municipal Investments (Cost $4,866,120)		4,866,120

Total Investments - 100.9% (Cost $4,866,120)(4)		4,866,120

Liabilities less Other Assets - (0.9)%		(43,876)

NET ASSETS - 100.0%		$4,822,244

(1)	Restricted security has been deemed illiquid. At February 28, 2014, the value of these restricted illiquid securities amounted to approximately $49,088,000 or 1.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona Board of Regents COPS, Floaters, Series 1918,
0.06%, 3/10/14	10/31/11-12/2/13	$16,995

Castle Pines North Finance Corp. Colorado COPS VRDB, Series F,
0.05%, 3/10/14	12/23/10-8/8/13	8,935

Deutsche Bank Spears/Lifers Trust Various States Adjustable Revenue Bonds, Series DBE-1254,
0.08%, 3/10/14	2/6/14	13,745

Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
0.04%, 3/10/14	9/22/05-5/3/10	6,913

MONEY MARKET PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
0.08%, 3/10/14	7/2/10	$2,500

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $4,866,120.

Percentages shown are based on Net Assets.

At February 28, 2014, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Housing	17.1%
Hospital	15.9
State	9.8
Miscellaneous Revenues	7.6
University	6.6
Transportation	6.1
All other sectors less than 5%	36.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at amortized cost, which approximates fair value as of February 28, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$4,866,120	(1)	$—	$4,866,120

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rates.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	FEBRUARY 28, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Agency

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

MONEY MARKET PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 4.0%
ABS Other - 4.0%
Barclays Bank PLC,
0.21%, 4/9/14	$12,330	$12,327
Bedford Row Funding Corp.,
0.32%, 9/15/14	6,000	5,989
0.30%, 10/20/14	11,000	10,979
Collateralized Commercial Paper II,
0.29%, 7/14/14	25,000	24,973
Concord Minutemen Capital Co. LLC, Class A,
0.19%, 3/6/14	13,000	13,000
Crown Point Capital Co. LLC,
0.20%, 3/5/14	13,000	13,000
0.17%, 3/19/14	10,770	10,769
Kells Funding LLC,
0.23%, 3/3/14	7,415	7,415
Liberty Street Funding LLC,
0.19%, 5/19/14	30,190	30,177

		128,629

Total ABS Commercial Paper (Cost $128,629)		128,629

ASSET-BACKED SECURITIES - 1.8%
ABS Other - 0.7%
Volvo Financial Equipment LLC, Series 2014-1A, Class A1,
0.21%, 3/16/15(1)	20,500	20,500

Car Loan - 1.1%
Fifth Third Auto Trust, Series 2014-1, Class A1,
0.20%, 3/16/15	27,500	27,500
Honda Auto Receivables Owner Trust, Series 2013-3, Class A1,
0.22%, 8/15/14	4,642	4,642
Hyundai Auto Receivables Trust, Series 2013-C, Class A1,
0.22%, 9/15/14	3,689	3,689

		35,831

Total Asset-Backed Securities (Cost $56,331)		56,331

CERTIFICATES OF DEPOSIT - 23.9%
Banking - 23.9%
Bank of America N.A.,
0.21%, 3/3/14	18,000	18,000
0.20%, 4/21/14	27,000	27,000
Bank of Nova Scotia, Houston Branch,
0.23%, 3/3/14, FRCD(2)	18,000	18,000
0.26%, 6/3/14	11,485	11,486
Bank of Nova Scotia, Houston,
0.19%, 3/3/14, FRCD(2)	5,000	5,000
0.25%, 3/3/14, FRCD(2)	26,000	26,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.25%, 5/15/14	27,000	27,000
0.25%, 7/8/14	23,000	23,000
BNP Paribas S.A., Chicago Branch,
0.23%, 3/10/14	40,000	40,000
0.23%, 5/21/14	17,000	17,000
BNP Paribas S.A., New York Branch,
0.32%, 4/21/14	3,000	3,000
Chase Bank USA N.A.,
0.25%, 4/25/14	16,665	16,668
Commonwealth Bank of Australia, London,
0.24%, 5/7/14, FRCD(2)	17,000	17,000
Credit Agricole S.A., London,
0.24%, 3/19/14	11,000	11,000
0.23%, 5/6/14	25,000	25,000
DNB Nor Bank ASA, New York Branch,
0.18%, 6/9/14	16,000	16,000
HSBC Bank PLC, London Branch,
0.39%, 5/22/14	5,000	5,000
Mitsubishi UFJ Trust & Banking Corp.,
0.21%, 3/5/14	16,500	16,500
0.25%, 3/11/14	7,000	6,999
Mizuho Bank Ltd., New York Branch,
0.21%, 3/10/14	17,120	17,120
0.22%, 6/2/14	6,260	6,260
National Australia Bank Ltd., London,
0.24%, 3/10/14, FRCD(2)	20,000	20,000
0.19%, 3/24/14, FRCD(2)	30,000	30,000
Nordea Bank Finland PLC, New York,
0.19%, 5/5/14	12,183	12,183
Norinchukin Bank, New York Branch,
0.22%, 3/4/14	16,000	16,000
Oversea-Chinese Banking Corp.,
0.19%, 4/29/14	25,000	25,000
Rabobank Nederland, New York Branch,
0.26%, 3/24/14, FRCD	15,595	15,596
Royal Bank of Canada, New York,
0.24%, 3/3/14, FRCD(2)	11,000	11,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 23.9% continued
Banking - 23.9% continued
0.18%, 3/18/14, FRCD(2)	$16,000	$16,000
Skandinaviska Enskilda Banken AB, New York,
0.19%, 5/2/14	25,495	25,495
0.19%, 5/28/14	21,195	21,195
Societe Generale, New York Branch,
0.25%, 3/10/14	25,000	25,000
Sumitomo Mitsui Banking Corp., New York,
0.26%, 3/17/14	14,570	14,570
Sumitomo Mutsui Bank, New York,
0.25%, 8/11/14	20,640	20,640
Toronto Dominion Bank, New York,
0.24%, 5/6/14, FRCD(2)	23,000	23,000
Wells Fargo Bank N.A.,
0.17%, 3/1/14, FRCD(2)	32,210	32,210
0.21%, 3/3/14, FRCD(2)	15,255	15,255
0.22%, 3/14/14, FRCD(2)	14,000	14,000
0.20%, 3/18/14, FRCD(2)	21,780	21,780
0.21%, 3/24/14, FRCD(2)	15,000	15,000
0.20%, 5/2/14	26,070	26,070
Westpac Banking Corp., New York,
0.25%, 3/3/14, FRCD(2)	9,000	9,000

		762,027

Total Certificates of Deposit (Cost $762,027)		762,027

COMMERCIAL PAPER - 12.5%
Banking - 4.6%
Australia and New Zealand Banking Group,
0.27%, 3/3/14(2)	10,000	10,000
0.24%, 5/19/14(2)	20,000	20,000
Commonwealth Bank of Australia,
0.24%, 3/17/14(2)	11,695	11,695
DNB ASA,
0.18%, 6/4/14	23,550	23,539
Nordea Bank AB,
0.22%, 3/24/14	4,000	3,999
Societe Generale, North America, Inc.,
0.23%, 5/12/14	21,650	21,640
United Overseas Bank Ltd.,
0.20%, 4/7/14	7,335	7,334
0.22%, 5/5/14	7,520	7,517
Westpac Banking Corp.,
0.24%, 4/8/14(2)	18,000	18,010
Westpac Banking Corp., New York,
0.24%, 3/18/14(2)	10,000	10,000
0.27%, 4/11/14(2)	12,000	12,000

		145,734

Consumer Products - 0.9%
Procter & Gamble (The) Co.,
0.14%, 6/9/14	28,125	28,114

Diversified Manufacturing - 0.7%
General Electric Co.,
0.08%, 3/24/14	23,000	22,999

Entertainment - 0.8%
Walt Disney (The) Co.,
0.10%, 5/7/14	25,750	25,745

Food and Beverage - 1.1%
Coca-Cola (The) Co.,
0.14%, 4/16/14	34,945	34,939

Foreign Agencies - 2.4%
Caisse Des Depots Et Consignations,
0.20%, 3/7/14	11,735	11,735
0.23%, 3/17/14	27,000	26,997
KFW,
0.15%, 5/14/14	25,000	24,992
Oesterreich Kontrollbank,
0.12%, 3/14/14	11,960	11,960

		75,684

Non Captive Diversified - 0.9%
General Electric Capital Corp.,
0.21%, 8/6/14	30,000	29,972

Pharmaceuticals - 0.7%
Sanofi-Aventis S.A.,
0.10%, 3/20/14	12,490	12,489
0.10%, 3/21/14	10,210	10,210

		22,699

Tobacco - 0.4%
Philip Morris International, Inc.,
0.14%, 4/25/14	14,360	14,357

Total Commercial Paper (Cost $400,243)		400,243

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 7.4%
Automotive - 1.4%
American Honda Finance Corp.,
0.24%, 3/12/14, FRN(2)	$15,255	$15,255
0.24%, 5/20/14, FRN(1)	8,545	8,545
Toyota Motor Credit Corp.,
0.24%, 4/14/14, FRN(2)	22,795	22,795

		46,595

Consumer Products - 0.6%
Kimberly-Clark,
4.17%, 12/19/14(1)	18,145	18,721

Foreign Agencies - 2.0%
Export Development Canada,
0.10%, 3/3/14, FRN(1) (2)	9,000	9,000
0.11%, 3/3/14, FRN(1) (2)	20,000	20,000
0.12%, 3/3/14, FRN(1) (2)	15,000	15,000
KFW,
0.14%, 3/3/14, FRN(2)	19,000	19,000

		63,000

Retailers - 1.1%
Wal-Mart Stores,
1.63%, 4/15/14	16,255	16,283
5.40%, 6/1/14	20,000	20,266

		36,549

Supranational - 2.3%
International Bank for Reconstruction & Development,
0.14%, 3/1/14, FRN(2)	24,600	24,600
0.09%, 3/3/14, FRN(2)	20,000	19,999
0.12%, 3/3/14, FRN(2)	19,000	18,998
International Finance Corp.,
0.14%, 3/3/14, FRN(2)	9,000	9,000

		72,597

Total Corporate Notes/Bonds (Cost $237,462)		237,462

EURODOLLAR TIME DEPOSITS - 29.5%
Banking - 29.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.12%, 3/3/14(2)	155,040	155,040
0.12%, 3/4/14(2)	89,000	89,000
Barclays Bank PLC, London Branch,
0.10%, 3/3/14	79,000	79,000
Branch Banking and Trust, Cayman Islands,
0.04%, 3/3/14	50,000	50,000
Credit Agricole S.A., London,
0.11%, 3/3/14(2)	179,045	179,045
DBS Bank Ltd., Singapore Branch,
0.18%, 3/11/14(1) (3)	40,000	40,000
Den Norske Bank, Grand Cayman,
0.07%, 3/3/14	100,000	100,000
HSBC Holdings PLC, Paris Branch,
0.10%, 3/3/14	74,175	74,175
Skandinaviska Enskilda Banken AB,
0.06%, 3/3/14	74,175	74,175
Svenska Handelsbanken, Cayman Islands,
0.06%, 3/3/14	100,000	100,000

		940,435

Total Eurodollar Time Deposits (Cost $940,435)		940,435

MEDIUM TERM NOTES - 0.5%
Non Captive Diversified - 0.5%
General Electric Capital Corp.,
5.50%, 6/4/14	5,000	5,067
5.65%, 6/9/14	8,860	8,989
2.15%, 1/9/15	2,000	2,032

		16,088

Total Medium Term Notes (Cost $16,088)		16,088

U.S. GOVERNMENT AGENCIES - 11.2%(4)
Federal Farm Credit Bank - 4.1%
FFCB Bonds,
0.16%, 8/12/14	15,000	14,999
FFCB Discount Notes,
0.11%, 8/13/14	5,000	4,997
FFCB FRN,
0.16%, 3/1/14(2)	5,000	5,000
0.32%, 3/1/14(2)	10,000	10,005
0.07%, 3/3/14(2)	10,000	10,000
0.13%, 3/3/14(2)	10,000	9,999
0.16%, 3/3/14(2)	10,000	10,004
0.12%, 3/7/14	30,000	30,000
0.12%, 3/11/14	6,000	6,000
0.11%, 3/13/14	20,000	20,000
0.10%, 3/17/14(2)	10,000	10,000

		131,004

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 11.2%(4) continued
Federal Home Loan Bank - 6.3%
FHLB Bonds,
0.14%, 4/15/14	$14,875	$14,874
0.12%, 6/9/14	22,960	22,959
0.18%, 8/5/14	9,055	9,055
0.13%, 8/15/14	15,310	15,306
0.17%, 12/11/14	16,065	16,063
FHLB Discount Notes,
0.08%, 3/21/14	8,960	8,960
0.10%, 4/11/14	8,000	7,999
FHLB FRN,
0.22%, 3/3/14(2)	55,000	54,999
0.11%, 3/5/14(2)	10,000	10,000
0.15%, 3/11/14(2)	20,000	19,996
0.11%, 3/18/14(2)	10,000	10,000
0.14%, 5/1/14(2)	10,000	10,000

		200,211

Federal Home Loan Mortgage Corporation - 0.3%
FHLMC Discount Notes,
0.16%, 11/18/14	10,000	9,988

Federal National Mortgage Association - 0.5%
FNMA FRN,
0.13%, 3/5/14(2)	15,000	14,996

Total U.S. Government Agencies (Cost $356,199)		356,199

U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury Bills - 1.1%
0.14%, 6/26/14	15,000	14,993
0.13%, 1/8/15	20,000	19,977

		34,970

U.S. Treasury Notes - 0.6%
0.13%, 7/31/14	12,000	11,996
0.25%, 9/15/14	9,000	9,003

		20,999

Total U.S. Government Obligations (Cost $55,969)		55,969

MUNICIPAL INVESTMENTS - 11.4%
California - 2.6%
California State Revenue Notes, Series A-1,
2.00%, 5/28/14	16,500	16,571
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4,
0.02%, 3/10/14	29,600	29,600
State of California G.O. Unlimited VRDB, Subseries B-7,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 3/3/14	26,400	26,400
University of California Municipal CP,
0.13%, 3/6/14	11,915	11,915

		84,486

Illinois - 1.7%
City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1,
(Bank of Montreal LOC),
0.03%, 3/3/14	32,775	32,775
City of Chicago Municipal CP,
(Wells Fargo Bank N.A. LOC),
0.16%, 5/6/14	15,000	14,995
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2,
(PNC Bank N.A. LOC),
0.04%, 3/3/14	8,000	8,000

		55,770

Louisiana - 1.0%
East Baton Rouge Parish IDB Revenue VRDB, ExxonMobil Project, Series B,
0.04%, 3/3/14	31,000	31,000

Massachusetts - 0.8%
Commonwealth of Massachusetts G.O. VRDB, Consolidation Loan, Series A,
0.03%, 3/3/14	24,000	24,000

New York - 2.9%
City of New York Adjustable G.O. Unlimited Bonds, Subseries D-4,
(TD Bank N.A. LOC),
0.03%, 3/3/14	33,140	33,140
New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution,
0.03%, 3/3/14	35,485	35,485
New York City Transitional Finance Authority Future Tax Secured Revenue VRDB, NYC Recovery, Series 1C,
0.03%, 3/3/14	7,000	7,000

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 11.4% continued
New York - 2.9% continued
New York Liberty Development Corp. Revenue Refunding VRDB, World Trade Center, Series A,
(U.S. Treasury Escrowed),
0.23%, 3/19/14	$16,630	$16,630

		92,255

Ohio - 1.4%
Ohio Air Quality Development Authority Revenue Refunding VRDB, Pollution, Firstenergy, Series B,
(UBS A.G. LOC),
0.04%, 3/10/14	45,600	45,600

Texas - 1.0%
City of Houston Texas Utility System Adjustable Revenue Refunding Bonds, First Lien, Series B-4,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.03%, 3/10/14	9,650	9,650
Texas State TRANS,
2.00%, 8/28/14	20,855	21,040

		30,690

Total Municipal Investments (Cost $363,801)		363,801

Investments, at Amortized Cost ($3,317,184)		3,317,184

REPURCHASE AGREEMENTS - 4.7%
Joint Repurchase Agreements - 0.7%(5)
Bank of America Securities LLC, dated 2/28/14, repurchase price $6,695
0.03%, 3/7/14	6,695	6,695
Morgan Stanley & Co., Inc., dated 2/28/14, repurchase price $6,696
0.05%, 3/7/14	6,696	6,696
Societe Generale, New York Branch, dated 2/28/14, repurchase price $6,696
0.05%, 3/7/14	6,696	6,696

		20,087

Repurchase Agreements - 4.0%(6)
Bank of America N.A., dated 2/28/14, repurchase price $50,000
0.06%, 3/3/14	50,000	50,000
JPMorgan Securities LLC, dated 2/28/14, repurchase price $63,023
0.46%, 5/30/14(1) (3)	63,000	63,000
SG Americas Securities LLC, dated 2/28/14, repurchase price $15,000
0.19%, 3/3/14	15,000	15,000

		128,000

Total Repurchase Agreements (Cost $148,087)		148,087

Total Investments - 108.6% (Cost $3,465,271)(7)		3,465,271

Liabilities less Other Assets - (8.6)%		(273,655)

NET ASSETS - 100.0%		$3,191,616

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At February 28, 2014, the value of these restricted illiquid securities amounted to approximately $103,000,000 or 3.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
DBS Bank Ltd., Singapore Branch,
0.18%, 3/11/14	2/10/14	$40,000

JPMorgan Securities LLC, dated 2/28/14, repurchase price $63,023
0.46%, 5/30/14	6/14/13	63,000

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued	FEBRUARY 28, 2014 (UNAUDITED)

(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$7,737	2.13% - 3.63%	4/15/28 - 2/15/41
U.S. Treasury Notes	$12,706	0.13% - 2.63%	6/30/14 - 7/15/22

Total	$20,443

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$83,464	1.13% - 8.75%	5/14/14 - 1/15/44
GNMA	$51,500	4.50%	7/20/41

Total	$134,964

(7)	The cost for federal income tax purposes was $3,465,271.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 28, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	$3,465,271	(1)	$—	$3,465,271

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset Backed Securities

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

G.O. - General Obligation

IDB - Industrial Development Board

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

PRIME OBLIGATIONS PORTFOLIO    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 7.5%
ABS Other - 7.5%
Barclays Bank PLC U.S. Collateralized CP,
0.21%, 3/5/14	$6,920	$6,920
Barclays Bank PLC,
0.21%, 4/9/14	5,740	5,739
Bedford Row Funding Corp.,
0.32%, 9/15/14	3,000	2,995
0.30%, 10/20/14	5,000	4,990
Collateralized Commercial Paper II,
0.22%, 3/25/14	12,000	11,998
0.30%, 6/9/14	6,805	6,799
0.29%, 7/14/14	10,000	9,989
Crown Point Capital Co. LLC,
0.20%, 3/5/14	6,000	6,000
0.17%, 3/19/14	6,355	6,355
Gemini Securitization Corp. LLC,
0.21%, 4/28/14	3,000	2,999
Kells Funding LLC,
0.23%, 3/3/14	4,080	4,080
0.15%, 5/13/14	9,085	9,082
0.21%, 7/7/14(1)	2,000	2,000
0.21%, 7/29/14	8,000	7,993
0.20%, 7/30/14	4,000	3,997
Liberty Street Funding LLC,
0.18%, 5/5/14	3,300	3,299
0.19%, 5/19/14	20,420	20,411
Ridgefield Funding Co. LLC,
0.20%, 4/7/14	15,115	15,112
0.25%, 5/16/14	8,790	8,785

		139,543

Total ABS Commercial Paper (Cost $139,543)		139,543

ASSET-BACKED SECURITIES - 0.8%
Car Loan - 0.8%
Fifth Third Auto Trust, Series 2014-1, Class A1,
0.20%, 3/16/15	7,000	7,000
Ford Credit Auto Owner Trust, Series 2014-A, Class A1,
0.23%, 1/15/15(2)	4,449	4,450
Hyundai Auto Receivables Trust, Series 2013-C, Class A1,
0.22%, 9/15/14	2,275	2,275
Nissan Auto Receivables Owner Trust, Series 2013-B,
0.21%, 8/15/14	1,048	1,048

		14,773

Total Asset-Backed Securities (Cost $14,773)		14,773

CERTIFICATES OF DEPOSIT - 30.3%
Banking - 30.3%
Bank of America N.A.,
0.20%, 4/21/14	13,000	13,000
Bank of America N.A., New York Branch,
0.21%, 7/1/14	15,000	15,000
Bank of Montreal, London Branch,
0.25%, 3/5/14	10,000	10,000
Bank of Nova Scotia, Houston,
0.23%, 3/3/14, FRCD(1)	8,000	8,000
0.25%, 3/3/14, FRCD(1)	14,000	14,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.19%, 4/23/14	16,000	16,000
0.25%, 7/8/14	12,000	12,000
Bank Tokyo-Mitsubishi UFJ Financial Group, Inc.,
0.25%, 8/11/14	5,000	5,000
Barclays Bank PLC, New York Branch,
0.25%, 5/9/14	13,000	13,000
BNP Paribas S.A., Chicago Branch,
0.23%, 3/10/14	4,000	4,000
0.24%, 3/26/14	3,000	3,000
0.23%, 5/21/14	13,000	13,000
BNP Paribas S.A., New York Branch,
0.32%, 4/21/14	17,000	17,002
Branch Banking and Trust Co.,
0.17%, 4/28/14	20,000	20,000
Chase Bank USA N.A.,
0.25%, 4/25/14	10,180	10,182
Citibank N.A., New York Branch,
0.25%, 9/2/14	19,000	19,000
Commonwealth Bank of Australia, London,
0.24%, 5/7/14, FRCD(1)	10,000	10,000
Credit Agricole S.A., London,
0.24%, 3/19/14	5,000	5,000
0.23%, 5/6/14	19,000	19,000
Deutsche Bank A.G., New York Branch,
0.21%, 3/31/14	12,000	12,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 30.3% continued
Banking - 30.3% continued
0.24%, 4/30/14	$12,000	$12,000
DNB Nor Bank ASA, New York Branch,
0.18%, 6/9/14	10,000	10,000
Mitsubishi UFJ Trust & Banking Corp.,
0.21%, 3/5/14	7,350	7,350
0.25%, 3/11/14	3,000	3,000
Mizuho Bank Ltd., New York Branch,
0.24%, 3/10/14	4,860	4,860
0.22%, 6/2/14	5,680	5,680
National Australia Bank Ltd., London,
0.24%, 3/10/14, FRCD(1)	10,000	10,000
Nordea Bank Finland PLC, New York,
0.18%, 3/24/14	10,000	10,000
0.19%, 5/5/14	6,078	6,078
0.22%, 8/22/14	12,000	12,000
Norinchukin Bank, New York Branch,
0.22%, 3/4/14	7,000	7,000
Oversea-Chinese Banking Corp.,
0.17%, 3/31/14	3,000	3,000
0.19%, 4/29/14	3,435	3,435
0.24%, 6/12/14	10,000	10,000
Rabobank Nederland, New York Branch,
0.26%, 3/24/14, FRCD	7,085	7,085
Royal Bank of Canada, New York,
0.24%, 3/3/14, FRCD(1)	5,000	5,000
Skandinaviska Enskilda Banken AB,
0.27%, 4/16/14	5,000	5,001
Skandinaviska Enskilda Banken AB, New York,
0.19%, 5/2/14	12,335	12,335
0.19%, 5/28/14	18,475	18,475
Societe Generale, New York Branch,
0.25%, 3/10/14	11,000	11,000
Sumitomo Mitsui Banking Corp., New York,
0.26%, 3/17/14	8,185	8,185
Svenska Handelsbanken AB,
0.18%, 6/19/14	9,845	9,845
Svenska Handelsbanken, New York,
0.18%, 5/23/14	15,000	15,000
0.16%, 5/30/14	5,000	5,000
Toronto Dominion Bank, New York,
0.23%, 3/7/14	13,000	13,000
0.24%, 5/6/14, FRCD(1)	14,000	14,000
0.20%, 5/23/14	3,000	3,000
US Bank N.A.,
0.09%, 4/1/14	18,020	18,020
Wells Fargo Bank N.A.,
0.17%, 3/1/14, FRCD(1)	18,275	18,275
0.17%, 3/3/14, FRCD(1)	15,000	15,000
0.21%, 3/3/14, FRCD(1)	6,795	6,795
0.23%, 3/5/14, FRCD(1)	10,000	10,000
0.20%, 3/18/14, FRCD(1)	7,880	7,880
0.21%, 3/24/14, FRCD(1)	4,000	4,000
Westpac Banking Corp., New York,
0.25%, 3/3/14, FRCD(1)	3,000	3,000
0.24%, 5/7/14, FRCD(1)	10,000	10,000

		562,483

Total Certificates of Deposit (Cost $562,483)		562,483

COMMERCIAL PAPER - 16.4%
Automotive - 0.3%
BMW US Capital LLC,
0.10%, 3/7/14	5,000	5,000

Banking - 5.8%
Australia and New Zealand Banking Group,
0.24%, 5/19/14(1)	15,000	15,000
Commonwealth Bank of Australia,
0.24%, 3/17/14(1)	7,070	7,070
DNB ASA,
0.18%, 6/4/14	14,075	14,068
ING US Funding LLC,
0.24%, 4/10/14	9,400	9,398
JP Morgan Securities LLC,
0.30%, 4/24/14	15,000	14,993
Nordea Bank AB,
0.22%, 3/24/14	2,000	2,000
Societe Generale, North America, Inc.,
0.28%, 3/3/14	5,935	5,935
0.23%, 5/12/14	16,225	16,218
United Overseas Bank Ltd.,
0.20%, 4/7/14	3,265	3,264
0.22%, 5/5/14	3,350	3,349
0.22%, 5/28/14	3,365	3,363
Westpac Banking Corp.,
0.24%, 4/8/14(1)	4,000	4,002
Westpac Banking Corp., New York,
0.24%, 3/18/14(1)	5,000	5,000

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 16.4% continued
Banking - 5.8% continued
0.27%, 4/11/14(1)	$4,000	$4,000

		107,660

Diversified Manufacturing - 2.3%
General Electric Co.,
0.08%, 3/24/14	14,000	13,999
Honeywell International, Inc.,
0.09%, 4/15/14	8,000	7,999
0.12%, 5/27/14	20,000	19,994

		41,992

Entertainment - 0.9%
Walt Disney (The) Co.,
0.10%, 5/7/14	17,000	16,997

Food and Beverage - 1.0%
Coca-Cola (The) Co.,
0.14%, 4/16/14	15,055	15,052
0.16%, 7/15/14	2,500	2,499

		17,551

Foreign Agencies - 2.9%
Caisse Des Depots Et Consignations,
0.23%, 3/17/14	18,000	17,998
Electricite De France S.A.,
0.15%, 5/2/14	10,000	9,997
KFW,
0.15%, 3/3/14	12,000	12,000
0.15%, 5/14/14	7,500	7,498
Oesterreich Kontrollbank,
0.12%, 3/14/14	7,080	7,080

		54,573

Non Captive Diversified - 1.7%
General Electric Capital Corp.,
0.24%, 5/2/14	7,000	6,997
0.20%, 7/28/14	10,000	9,992
0.21%, 8/6/14	15,000	14,986

		31,975

Pharmaceuticals - 0.7%
Sanofi-Aventis S.A.,
0.10%, 3/20/14	7,390	7,389
0.10%, 3/21/14	6,285	6,285

		13,674

Tobacco - 0.8%
Philip Morris International, Inc.,
0.15%, 4/14/14	6,220	6,219
0.14%, 4/25/14	8,840	8,838

		15,057

Total Commercial Paper (Cost $304,479)		304,479

CORPORATE NOTES/BONDS - 8.3%
Automotive - 1.2%
American Honda Finance Corp.,
0.24%, 3/12/14, FRN(1)	6,795	6,795
0.24%, 5/20/14, FRN(2)	3,660	3,660
Toyota Motor Credit Corp.,
0.24%, 4/14/14, FRN(1)	11,655	11,655

		22,110

Foreign Agencies - 2.0%
Export Development Canada,
0.10%, 3/3/14, FRN(1) (2)	3,000	3,000
0.12%, 3/3/14, FRN(1) (2)	25,000	25,000
KFW,
0.14%, 3/3/14, FRN(1)	10,000	10,000

		38,000

Non Captive Diversified - 0.2%
General Electric Capital Corp.,
0.50%, 3/17/14, FRN(1)	2,000	2,003
0.87%, 4/7/14, FRN	1,300	1,301

		3,304

Retailers - 0.8%
Wal-Mart Stores,
1.63%, 4/15/14	8,980	8,995
3.20%, 5/15/14	5,000	5,030

		14,025

Supranational - 1.8%
International Bank for Reconstruction & Development,
0.14%, 3/1/14, FRN(1)	9,000	9,000
0.09%, 3/3/14, FRN(1)	10,000	10,000
0.12%, 3/3/14, FRN(1)	8,000	7,999
International Finance Corp.,
0.14%, 3/3/14, FRN(1)	6,000	6,000

		32,999

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 8.3% continued
Technology - 2.3%
Cisco Systems, Inc.,
0.49%, 3/14/14, FRN	$6,605	$6,606
1.63%, 3/14/14	27,250	27,265
International Business Machines Corp.,
0.22%, 5/5/14, FRN(1)	9,455	9,457

		43,328

Total Corporate Notes/Bonds (Cost $153,766)		153,766

EURODOLLAR TIME DEPOSITS - 14.1%
Banking - 14.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.12%, 3/3/14(1)	93,560	93,560
0.12%, 3/4/14(1)	51,000	51,000
Barclays Bank PLC, London Branch,
0.10%, 3/3/14	12,000	12,000
Credit Agricole S.A., London,
0.11%, 3/3/14(1)	104,140	104,140

		260,700

Total Eurodollar Time Deposits (Cost $260,700)		260,700

MEDIUM TERM NOTES - 1.1%
Non Captive Diversified - 1.1%
General Electric Capital Corp.,
5.50%, 6/4/14	8,500	8,616
5.65%, 6/9/14	3,830	3,886
4.88%, 3/4/15	7,294	7,633

		20,135

Total Medium Term Notes (Cost $20,135)		20,135

U.S. GOVERNMENT AGENCIES - 9.5%(3)
Federal Farm Credit Bank - 2.0%
FFCB Bond,
0.16%, 8/12/14	5,000	5,000
FFCB FRN,
0.07%, 3/3/14(1)	5,000	5,000
0.13%, 3/3/14(1)	3,000	3,000
0.16%, 3/3/14(1)	7,000	7,002
0.12%, 3/11/14	12,000	12,000
0.11%, 3/13/14	5,000	5,000

		37,002

Federal Home Loan Bank - 7.1%
FHLB Bonds,
0.18%, 4/1/14	9,000	9,000
0.18%, 4/2/14	5,000	5,000
0.14%, 4/15/14	9,130	9,130
0.12%, 6/9/14	9,730	9,729
0.18%, 8/5/14	3,925	3,925
0.13%, 8/15/14	7,710	7,708
0.18%, 9/12/14	10,000	10,000
0.17%, 12/11/14	7,015	7,014
0.13%, 1/6/15	8,570	8,565
FHLB Discount Notes,
0.07%, 3/19/14	11,000	11,000
0.08%, 3/21/14	5,305	5,305
0.10%, 4/2/14	11,420	11,419
0.10%, 6/24/14	5,000	4,998
FHLB FRN,
0.22%, 3/3/14(1)	20,000	20,000
0.15%, 3/11/14(1)	9,000	8,998

		131,791

Federal National Mortgage Association - 0.4%
FNMA FRN,
0.13%, 3/5/14(1)	5,000	4,998
0.13%, 3/20/14(1)	3,000	3,000

		7,998

Total U.S. Government Agencies (Cost $176,791)		176,791

U.S. GOVERNMENT OBLIGATIONS - 1.7%
U.S. Treasury Bills - 1.1%
0.14%, 6/26/14	5,000	4,998
0.13%, 8/21/14	5,295	5,292
0.13%, 1/8/15	10,000	9,988

		20,278

LIQUID ASSETS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 1.7% continued
U.S. Treasury Notes - 0.6%
0.13%, 7/31/14	$5,000	$4,998
0.25%, 9/15/14	6,000	6,002

		11,000

Total U.S. Government Obligations (Cost $31,278)		31,278

MUNICIPAL INVESTMENTS - 13.5%
California - 2.4%
California State Revenue Notes, Series A-1,
2.00%, 5/28/14	8,050	8,085
San Diego County Regional Transportation Commission Revenue VRDB, Limited Tax, Series B,
0.03%, 3/10/14	29,300	29,300
University of California Municipal CP,
0.12%, 3/5/14	5,901	5,901

		43,286

Illinois - 0.7%
City of Chicago Municipal CP,
(Wells Fargo Bank N.A. LOC),
0.16%, 5/6/14	13,006	13,002

Louisiana - 0.8%
East Baton Rouge Parish IDB Revenue VRDB, Exxonmobil Project, Series B,
0.04%, 3/3/14	15,000	15,000

Mississippi - 1.6%
Mississippi Business Finance Corp., Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA Inc. Project, Series A,
(Chevron Corp. Gtd.),
0.04%, 3/3/14	28,400	28,400

New York - 5.6%
City of New York Adjustable G.O. Unlimited VRDB, Subseries D-4,
(TD Bank N.A. LOC),
0.03%, 3/3/14	16,000	16,000
City of New York G.O. Unlimited VRDB, Subseries H-1,
(Bank of New York Mellon LOC),
0.03%, 3/3/14	22,610	22,610
City of New York G.O., VRDB Subseries G-6,
(Mizuho Bank Ltd. LOC),
0.04%, 3/3/14	33,300	33,300
New York City Municipal Water Finance Authority Water & Sewer System Adjustable VRDB, 2nd General Resolution,
0.03%, 3/3/14	14,500	14,500
New York City Transitional Finance Authority Future Tax Secured Revenue VRDB, Subseries C-4,
0.03%, 3/3/14	18,000	18,000

		104,410

Oregon - 0.6%
Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable VRDB Senior Living Facility Revenue Bonds,
(FHLB of San Francisco LOC),
0.32%, 3/10/14	11,550	11,550

Texas - 1.8%
State of Texas G.O. VRDB, Veterans Housing Assistance Fund,
0.03%, 3/10/14	5,800	5,800
State of Texas G.O. VRDB, Veterans, Series B,
(Texas State LOC),
0.03%, 3/10/14	7,870	7,870
Texas State TRANS,
2.00%, 8/28/14	11,405	11,505
University of North Texas Municipal Interest Bearing CP,
0.32%, 3/17/14	8,760	8,760

		33,935

Total Municipal Investments (Cost $249,583)		249,583

Investments, at Amortized Cost ($1,913,531)		1,913,531

REPURCHASE AGREEMENTS - 5.8%
Joint Repurchase Agreements - 3.0%(4)
Bank of America Securities LLC, dated 2/28/14, repurchase price $18,670
0.03%, 3/7/14	18,670	18,670
Morgan Stanley & Co., Inc., dated 2/28/14, repurchase price $18,670
0.05%, 3/7/14	18,670	18,670
Societe Generale, New York Branch, dated 2/28/14, repurchase price $18,670
0.05%, 3/7/14	18,670	18,670

		56,010

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 5.8% continued
Repurchase Agreements - 2.8%(5)
Citigroup Global Markets, Inc., dated 2/28/14, repurchase price $35,000
0.06%, 3/3/14	$35,000	$35,000
JPMorgan Securities LLC, dated 2/28/14, repurchase price $10,004
0.46%, 5/30/14(2) (6)	10,000	10,000
SG Americas Securities LLC, dated 2/28/14, repurchase price $7,000
0.19%, 3/3/14	7,000	7,000

		52,000

Total Repurchase Agreements (Cost $108,010)		108,010

Total Investments - 109.0% (Cost $2,021,541)(7)		2,021,541

Liabilities less Other Assets - (9.0)%		(166,350)

NET ASSETS - 100.0%		$1,855,191

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$21,574	2.13% - 3.63%	4/15/28 - 2/15/41
U.S. Treasury Notes	$35,427	0.13% - 2.63%	6/30/14 - 7/15/22

Total	$57,001

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$18,190	2.25% - 8.75%	5/15/14 - 10/15/38
FHLMC	$5,412	4.50%	11/1/43
FNMA	$30,638	2.04% - 3.00%	9/1/28 - 6/1/43

Total	$54,240

(6)	Restricted security has been deemed illiquid. At February 28, 2014, the value of this restricted illiquid security amounted to approximately $10,000,000 or 0.5% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
JPMorgan Securities LLC, dated 2/28/14, repurchase price $10,004
0.46%, 5/30/14	6/14/13	$10,000

(7)	The cost for federal income tax purposes was $2,021,541.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of February 28, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$2,021,541	(1) (2)	$—	$2,021,541

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Liquid Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Liquid Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

LIQUID ASSETS PORTFOLIO    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

FEBRUARY 28, 2014 (UNAUDITED)

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At February 28, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2013. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation Gtd. - Guaranteed

IDB - Industrial Development Board

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	April 28, 2014

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	April 28, 2014